UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23066

Northern Lights Fund Trust IV
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Wendy Wang, Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100, Elkhorn, NE 68022
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2612

Date of fiscal year end:	6/30

Date of reporting period:	6/30/26

Item 1. Reports to Stockholders.

(a)

Fulcrum Diversified Absolute Return Fund

Institutional Class (FARIX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Fulcrum Diversified Absolute Return Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.fulcrumassetfunds.com/. You can also request this information by contacting us at 855-538-5278. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$133	1.27%

How did the Fund perform during the reporting period?

The period began well for risk assets, with a stabilization in global trade policy and an easing of monetary policy by the US Federal Reserve. This was interrupted by the outbreak of war in the Middle East, which drove a surge in commodity prices and a sharp decline in equities. As tensions de-escalated and a ceasefire took hold, markets recovered strongly, with optimism around the accelerating AI infrastructure build-out powering risk assets forward. Equities ended the period higher – but leadership was closely tied to AI exposure, while bonds were only modestly positive. The Institutional Share Class returned +10.16% for the period ended June 30, 2026. All sub-strategies added to returns, with Discretionary Macro and Dynamic Asset Allocation being the main contributors, driven by gains in commodities and equities. Diversifying Strategies successfully captured trends in equities and currencies.

How has the Fund performed over the last ten years?

The Fund has performed consistently against its benchmark. The market in the year ended 2026 proved to be more volatile than previous years. To counter the volatile, a long-term view has been taken when considering performance.

Total Return Based on $1,000,000 Investment

Table Summary
	Fulcrum Diversified Absolute Return Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg Global Aggregate Total Return Index Value Hedged USD
Jun-2016	$1,000,000	$1,000,000	$1,000,000
Jun-2017	$1,018,671	$996,854	$995,871
Jun-2018	$1,050,952	$992,893	$1,012,348
Jun-2019	$1,062,390	$1,071,027	$1,091,270
Jun-2020	$1,153,385	$1,164,631	$1,157,491
Jun-2021	$1,275,393	$1,160,749	$1,158,376
Jun-2022	$1,272,871	$1,041,283	$1,054,817
Jun-2023	$1,248,545	$1,031,519	$1,060,283
Jun-2024	$1,363,849	$1,058,658	$1,104,817
Jun-2025	$1,461,937	$1,122,982	$1,172,808
Jun-2026	$1,610,505	$1,165,553	$1,209,988

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Fulcrum Diversified Absolute Return Fund	10.16%	4.78%	4.88%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg Global Aggregate Total Return Index Value Hedged USD	3.17%	0.88%	1.92%

Fund Statistics

  Net Assets$319,002,022
  Number of Portfolio Holdings1,195
  Advisory Fee (net of waivers)$2,374,776
  Portfolio Turnover106%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 855-538-5278.

What did the Fund invest in?

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	12.4%
Corporate Bonds	0.1%
Foreign Bonds	3.2%
Purchased Options	11.9%
U.S. Government & Agencies	72.4%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Short Term Government Bonds	57.1
North American Equities	7.6
Currency Derivatives	3.8
Foreign Bonds	2.6
Equity Derivatives	2.0
European ex-UK Equities	1.1
Japanese Equities	0.7
UK Equities	0.4
Commodity Derivatives	0.1
Interest Rate Derivatives	0.1
Australian Equities	0.1
Asia ex-Japan Equities	0.0
Credit Derivatives	0.0
Exchange-Traded Equity Funds	0.0
South American Equities	0.0

Householding

If you wish to receive a copy of this document at a new address, contact 855-538-5278.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 28, 2026 at https://fulcrumassetfunds.com/farix-fulcrum-diversified-absolute-return/ or upon request at 855-538-5278.

Effective October 29, 2025, the Institutional Class's expense limitation was increased from 1.17% of the Fund's average daily net assets to 1.20% of the Fund's average daily net assets.

The expense limitation continues to be exclusive of (i) shareholder servicing fees; (ii) any front-end or contingent deferred loads; (iii) brokerage fees and commissions, (iv) acquired fund fees and expenses; (v) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (vi) borrowing costs (such as interest and dividend expense on securities sold short); (vii) taxes; and (viii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Fund’s adviser)).

Effective June 30, 2026, the Fund changed its primary benchmark to the Bloomberg U.S. Aggregate Bond Index.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.fulcrumassetfunds.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-FARIX

Fulcrum Diversified Absolute Return Fund (FARIX)

Annual Shareholder Report - June 30, 2026

Fulcrum Diversified Absolute Return Fund

Super Institutional Class (FARYX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Fulcrum Diversified Absolute Return Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.fulcrumassetfunds.com/. You can also request this information by contacting us at 855-538-5278. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Super Institutional	$125	1.19%

How did the Fund perform during the reporting period?

The period began well for risk assets, with a stabilization in global trade policy and an easing of monetary policy by the US Federal Reserve. This was interrupted by the outbreak of war in the Middle East, which drove a surge in commodity prices and a sharp decline in equities. As tensions de-escalated and a ceasefire took hold, markets recovered strongly, with optimism around the accelerating AI infrastructure build-out powering risk assets forward. Equities ended the period higher – but leadership was closely tied to AI exposure, while bonds were only modestly positive. The Super Institutional Share Class returned +10.19% for the period ended June 30, 2026. All sub-strategies added to returns, with Discretionary Macro and Dynamic Asset Allocation being the main contributors, driven by gains in commodities and equities. Diversifying Strategies successfully captured trends in equities and currencies.

How has the Fund performed over the last ten years?

The Fund has performed consistently against its benchmark. The market in the year ended 2026 proved to be more volatile than previous years. To counter the volatile, a long-term view has been taken when considering performance.

Total Return Based on $25,000,000 Investment

Table Summary
	Fulcrum Diversified Absolute Return Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg Global Aggregate Total Return Index Value Hedged USD
Jun-16	$25,000,000	$25,000,000	$25,000,000
Jun-17	25,466,894	24,921,339	24,896,775
Jun-18	26,273,039	24,822,335	25,308,691
Jun-19	26,590,950	26,775,666	27,281,754
Jun-20	28,902,069	29,115,767	28,937,279
Jun-21	31,967,007	29,018,736	28,959,398
Jun-22	31,938,499	26,032,086	26,370,429
Jun-23	31,364,902	25,787,966	26,507,078
Jun-24	34,275,724	26,466,447	27,620,429
Jun-25	36,795,282	28,074,558	29,320,193
Jun-26	40,543,025	29,138,823	30,249,705

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Fulcrum Diversified Absolute Return Fund	10.19%	4.87%	4.95%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg Global Aggregate Total Return Index Value Hedged USD	3.17%	0.88%	1.92%

Fund Statistics

  Net Assets$319,002,022
  Number of Portfolio Holdings1,195
  Advisory Fee (net of waivers)$2,374,776
  Portfolio Turnover106%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 855-538-5278.

What did the Fund invest in?

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	12.4%
Corporate Bonds	0.1%
Foreign Bonds	3.2%
Purchased Options	11.9%
U.S. Government & Agencies	72.4%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Short Term Government Bonds	57.1
North American Equities	7.6
Currency Derivatives	3.8
Foreign Bonds	2.6
Equity Derivatives	2.0
European ex-UK Equities	1.1
Japanese Equities	0.7
UK Equities	0.4
Commodity Derivatives	0.1
Interest Rate Derivatives	0.1
Australian Equities	0.1
Asia ex-Japan Equities	0.0
Credit Derivatives	0.0
Exchange-Traded Equity Funds	0.0
South American Equities	0.0

Householding

If you wish to receive a copy of this document at a new address, contact 855-538-5278.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 28, 2026 at https://fulcrumassetfunds.com/farix-fulcrum-diversified-absolute-return/ or upon request at 855-538-5278.

Effective October 29, 2025, the Super Institutional Class's expense limitation was increased from 1.17% of the Fund's average daily net assets to 1.20% of the Fund's average daily net assets.

The expense limitation continues to be exclusive of (i) shareholder servicing fees; (ii) any front-end or contingent deferred loads; (iii) brokerage fees and commissions, (iv) acquired fund fees and expenses; (v) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (vi) borrowing costs (such as interest and dividend expense on securities sold short); (vii) taxes; and (viii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Fund’s adviser)).

Effective June 30, 2026, the Fund changed its primary benchmark to the Bloomberg U.S. Aggregate Bond Index.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.fulcrumassetfunds.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-FARYX

Fulcrum Diversified Absolute Return Fund (FARYX)

Annual Shareholder Report - June 30, 2026

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	Not applicable

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Joseph Breslin is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Breslin is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2026 – $128,375

2025 – $125,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2026 – $10,000

2025 – $10,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2025 and 2026, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2025 and 2026, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Long Form Financial Statements

Fulcrum Diversified Absolute Return Fund

Super Institutional Class	FARYX
Institutional Class	FARIX

a series of Northern Lights Fund Trust IV

Annual Consolidated Financial Statements & Additional Information
June 30, 2026

855-538-5278
www.fulcrumassetfunds.com
fulcrumfunds@ultimusfundsolutions.com

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 9.8%
	ADVERTISING & MARKETING - 0.0%(a)
76	Omnicom Group, Inc.	$5,535
2,770	Trade Desk, Inc. (The), Class A(b)	50,082
		55,617
	AEROSPACE & DEFENSE - 0.2%
340	Dassault Aviation S.A.(c)	111,509
11	Rheinmetall A.G.(c)	12,442
302	RTX Corporation	57,298
3,119	Saab A.B.(c)	161,746
628	Safran S.A.(c)	247,413
		590,408
	APPAREL & TEXTILE PRODUCTS - 0.1%
1,338	Deckers Outdoor Corporation(b)	132,850
122	Hermes International SCA(c)	222,629
		355,479
	ASSET MANAGEMENT - 0.1%
161	3i Group PLC(c)	5,309
205	Blackrock, Inc.	197,120
543	Groupe Bruxelles Lambert N.V.(c)	49,420
227	ICG PLC(c)	5,086
74	Voya Financial, Inc.	6,699
		263,634
	AUTOMOTIVE - 0.1%
2	Niterra Company Ltd.(c)	132
925	Tesla, Inc.(b)	389,055
		389,187
	BANKING - 0.4%
4,110	Bank of America Corporation	234,188
296	Bank of Ireland Group PLC(c)	5,890
267	Bank of Nova Scotia (The)(c)	23,206
2,935	Barclays PLC(c)	19,722
114	Danske Bank A/S(c)	6,103
50	Erste Group Bank A.G.(c)	6,686
7,042	HSBC Holdings PLC(c)	133,646
702	JPMorgan Chase & Company	229,786

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 9.8% (Continued)
	BANKING - 0.4% (Continued)
43	KBC Group N.V.(c)	$5,858
13,034	Lloyds Banking Group PLC(c)	19,208
1,892	NatWest Group PLC(c)	16,739
9,069	Standard Chartered PLC(c)	245,517
2,152	Sumitomo Mitsui Financial Group, Inc.(c)	83,997
282	UniCredit SpA(c)	25,202
8,138	Westpac Banking Corporation(c)	198,283
		1,254,031
	BEVERAGES - 0.1%
171	Celsius Holdings, Inc.(b)	5,007
3,103	Monster Beverage Corporation(b)	298,260
38	PepsiCo, Inc.	5,145
		308,412
	BIOTECH & PHARMA - 0.5%
386	AbbVie, Inc.	97,133
124	Amgen, Inc.	44,903
1,731	AstraZeneca PLC(c)	323,740
390	Bayer A.G.(c)	21,560
465	Bristol-Myers Squibb Company	26,793
98	CSL Ltd.(c)	7,781
5,087	Daiichi Sankyo Company Ltd.(c)	81,616
311	Eli Lilly & Company	373,022
980	Johnson & Johnson	248,891
569	Merck & Company, Inc.	73,117
416	Novartis A.G.(c)	65,172
639	Novo Nordisk A/S, Class B(c)	30,732
268	Sanofi S.A.(c)	22,978
		1,417,438
	CABLE & SATELLITE - 0.0%(a)
881	Comcast Corporation, Class A	21,629

	CHEMICALS - 0.1%
48	CF Industries Holdings, Inc.	5,196
2,904	Corteva, Inc.	245,940

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 9.8% (Continued)
	CHEMICALS - 0.1% (Continued)
252	Mosaic Company (The)	$5,340
		256,476
	COMMERCIAL SUPPORT SERVICES - 0.1%
197	Compass Group PLC(c)	6,363
2	Recruit Holdings Company Ltd.(c)	139
1,050	Republic Services, Inc.	223,734
791	Waste Connections, Inc.(c)	131,837
212	Waste Management, Inc.	47,251
		409,324
	CONSTRUCTION MATERIALS - 0.0%(a)
1,488	Kingspan Group PLC(c)	135,852

	DIVERSIFIED INDUSTRIALS - 0.0%(a)
121	Emerson Electric Company	17,321
2,394	Hitachi Ltd.(c)	65,834
159	Siemens A.G.(c)	51,048
		134,203
	E-COMMERCE DISCRETIONARY - 0.3%
3,248	Amazon.com, Inc.(b)	774,127

	ELECTRIC UTILITIES - 0.3%
2,179	Boralex, Inc.(c)	56,845
11,024	E.ON S.E.(c)	226,913
8,118	EDP Renewables S.A.(c)	131,360
1,187	Elia Group S.A.(c)	189,497
1,783	Enel SpA(c)	20,471
180	Engie S.A.(c)	5,671
86	Eversource Energy	6,215
129	FirstEnergy Corporation	6,133
4,577	Iberdrola S.A.(c)	114,151
1,525	RWE A.G.(c)	98,602
158	Sempra	14,648
427	SSE PLC(c)	13,797
488	Terna - Rete Elettrica Nazionale(c)	5,706

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 9.8% (Continued)
	ELECTRIC UTILITIES - 0.3% (Continued)
863	Tohoku Electric Power Company, Inc.(c)	$5,650
		895,659
	ELECTRICAL EQUIPMENT - 0.3%
902	AMETEK, Inc.	218,231
5,250	Assa Abloy A.B., Class B(c)	185,403
177	Carrier Global Corporation	12,983
1,363	Daikin Industries Ltd.(c)	206,943
433	Novanta, Inc.(b)(c)	70,250
35	nVent Electric PLC(c)	5,936
35	Prysmian SpA(c)	5,837
33	Schindler Holding A.G.(c)	10,946
124	Schneider Electric S.E.(c)	40,413
434	Trane Technologies PLC(c)	213,163
		970,105
	ENGINEERING & CONSTRUCTION - 0.1%
24	Gaztransport Et Technigaz S.A.(c)	5,095
322	Quanta Services, Inc.	231,853
1,032	WSP Global, Inc.(c)	127,954
		364,902
	ENTERTAINMENT CONTENT - 0.0%(a)
273	Capcom Company Ltd.(c)	5,058
133	ROBLOX Corporation, Class A(b)	7,233
462	Take-Two Interactive Software, Inc.(b)	115,490
143	Versant Media Group, Inc.	5,149
		132,930
	FOOD - 0.0%(a)
819	Bakkafrost P/F(c)	33,296
270	Mowi ASA(c)	4,987
99	Salmar ASA(c)	4,633
		42,916
	GAS & WATER UTILITIES - 0.0%(a)
47	American Water Works Company, Inc.	6,184
1,374	Veolia Environnement S.A.(c)	57,176
		63,360

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 9.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 0.5%
1,633	Cardinal Health, Inc.	$387,935
1,659	Cencora, Inc.	469,464
109	Centene Corporation(b)	6,997
303	Cigna Group (The)	83,531
271	CVS Health Corporation	28,035
47	Elevance Health, Inc.	18,176
24	Humana, Inc.	9,533
651	McKesson Corporation	491,896
200	UnitedHealth Group, Inc.	83,126
		1,578,693
	HOME CONSTRUCTION - 0.0%(a)
39	DR Horton, Inc.	6,352
118	KB Home	7,386
66	Lennar Corporation, Class A	5,972
122	Masco Corporation	9,928
1	NVR, Inc.(b)	6,813
48	PulteGroup, Inc.	6,586
		43,037
	HOUSEHOLD PRODUCTS - 0.1%
637	Colgate-Palmolive Company	58,400
69	Estee Lauder Companies, Inc. (The), Class A	5,448
541	Procter & Gamble Company (The)	79,332
23,057	Unicharm Corporation(c)	133,818
543	Unilever PLC(c)	32,609
		309,607
	INDUSTRIAL REIT - 0.1%
265	Goodman Group(c)	5,709
1,794	Prologis, Inc.	243,032
		248,741
	INDUSTRIAL SUPPORT SERVICES - 0.0%(a)
1,730	Sunbelt Rentals Holdings, Inc.(c)	126,117

	INSTITUTIONAL FINANCIAL SERVICES - 0.3%
82	CME Group, Inc.	18,108

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 9.8% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 0.3% (Continued)
807	Deutsche Boerse A.G.(c)	$220,066
66	Goldman Sachs Group, Inc. (The)	66,750
2,703	Interactive Brokers Group, Inc., Class A	235,269
918	London Stock Exchange Group PLC(c)	99,385
1,266	Morgan Stanley	264,645
		904,223
	INSURANCE - 0.4%
2,377	AIA Group Ltd.(c)	21,655
54	Allstate Corporation (The)	12,849
773	Aon PLC, A(c)	256,396
62	Arch Capital Group Ltd.(b)(c)	6,018
1,148	Arthur J. Gallagher & Company	263,545
122	Marsh & McLennan Companies, Inc.	20,334
231	MS&AD Insurance Group Holdings, Inc.(c)	6,024
133	Progressive Corporation (The)	29,054
159	SCOR S.E.(c)	5,763
5,232	Sompo Holdings, Inc.(c)	200,741
2	Sony Financial Group, Inc.(c)	2
36	Swiss Re A.G.(c)	5,725
5,434	Tokio Marine Holdings, Inc.(c)	240,710
724	Travelers Companies, Inc. (The)	239,007
33	Zurich Insurance Group A.G.(c)	24,449
		1,332,272
	INTERNET MEDIA & SERVICES - 0.7%
940	Airbnb, Inc., Class A(b)	134,514
1,756	Alphabet, Inc., Class A	627,541
1,449	Alphabet, Inc., Class C	511,975
998	Meta Platforms, Inc., Class A	562,163
1,005	Netflix, Inc.(b)	71,757
469	Spotify Technology S.A.(b)(c)	215,332
1,573	Uber Technologies, Inc.(b)	113,508
		2,236,790
	LEISURE FACILITIES & SERVICES - 0.1%
5,654	Chipotle Mexican Grill, Inc.(b)	192,236

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 9.8% (Continued)
	LEISURE FACILITIES & SERVICES - 0.1% (Continued)
164	McDonald’s Corporation	$44,331
306	Starbucks Corporation	31,270
		267,837
	MACHINERY - 0.1%
332	Atlas Copco A.B., Class B(c)	5,879
139	Caterpillar, Inc.	148,021
2,569	Ingersoll Rand, Inc.	210,633
572	TOMRA Systems ASA(c)	5,496
		370,029
	MEDICAL EQUIPMENT & DEVICES - 0.3%
2,973	Abbott Laboratories	269,770
2,220	Boston Scientific Corporation(b)	94,750
774	Danaher Corporation	147,432
355	Edwards Lifesciences Corporation(b)	32,113
42	Illumina, Inc.(b)	7,385
513	Insulet Corporation(b)	78,104
151	Mettler-Toledo International, Inc.(b)	192,904
87	Thermo Fisher Scientific, Inc.	43,618
		866,076
	METALS & MINING - 0.1%
2,159	Hecla Mining Company	33,313
1,071	Newmont Corporation	100,031
253	Rio Tinto PLC(c)	23,900
806	Royal Gold, Inc.	160,887
138	Toyota Tsusho Corporation(c)	5,074
		323,205
	MULTI ASSET CLASS REIT - 0.0%(a)
606	Segro PLC(c)	7,035

	OIL & GAS PRODUCERS - 0.1%
160	Aker BP ASA(c)	4,901
3,554	BP PLC(c)	22,020
657	Chevron Corporation	108,904
159	CNX Resources Corporation(b)	5,395

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 9.8% (Continued)
	OIL & GAS PRODUCERS - 0.1% (Continued)
5,467	Cosan S.A.(b)(c)	$3,902
188	Devon Energy Corporation	7,768
45	Diamondback Energy, Inc.	7,910
156	Equinor ASA(c)	4,941
1,433	Exxon Mobil Corporation	195,921
3,520	Itochu Enex Company Ltd.(c)	43,192
86	Phillips 66	14,538
90	SunocoCorp, LLC	6,090
56	Texas Pacific Land Corporation	24,508
		449,990
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
1,249	Aker Solutions ASA(c)	5,615
3,678	Baker Hughes Company	204,129
295	Halliburton Company	10,015
1,621	Oceaneering International, Inc.(b)	65,683
139	SBM Offshore N.V.(c)	4,816
4,589	SLB Ltd.	213,343
		503,601
	PUBLISHING & BROADCASTING - 0.0%(a)
1,374	Future PLC(c)	5,508

	REAL ESTATE SERVICES - 0.0%(a)
516	Savills PLC(c)	5,845

	RESIDENTIAL REIT - 0.0%(a)
914	UNITE Group PLC (The)	6,165

	RETAIL - CONSUMER STAPLES - 0.5%
12,713	Coles Group Ltd.(c)	214,396
250	Costco Wholesale Corporation	233,868
1,496	Dollarama, Inc.(c)	197,899
3,577	Kroger Company (The)	198,631
4,863	Loblaw Companies Ltd.(c)	220,606

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 9.8% (Continued)
	RETAIL - CONSUMER STAPLES - 0.5% (Continued)
5,237	Walmart, Inc.	$593,142
		1,658,542
	RETAIL - DISCRETIONARY - 0.2%
36	AutoZone, Inc.(b)	115,054
1,325	Brunello Cucinelli SpA(c)	124,980
75	Builders FirstSource, Inc.(b)	6,711
531	Fast Retailing Company Ltd.(c)	270,457
140	Lowe’s Companies, Inc.	30,869
1,313	TJX Companies, Inc. (The)	198,920
		746,991
	SEMICONDUCTORS - 1.3%
431	Advanced Micro Devices, Inc.(b)	250,372
297	Advantest Corporation(c)	59,077
152	Analog Devices, Inc.	60,370
174	Applied Materials, Inc.	125,802
9	ASM International N.V.(c)	10,283
117	ASML Holding N.V.(c)	229,992
20	BE Semiconductor Industries N.V.(c)	6,557
1,448	Broadcom, Inc.	546,981
15	Disco Corporation(c)	7,497
1,163	Intel Corporation(b)	162,390
330	KLA Corporation	99,564
121	Lam Research Corporation	52,433
245	Marvell Technology, Inc.	72,983
148	Microchip Technology, Inc.	13,498
307	Micron Technology, Inc.	354,367
8,455	NVIDIA Corporation	1,691,760
250	NXP Semiconductors N.V.(c)	70,258
185	QUALCOMM, Inc.	34,186
14	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	6,686
279	Texas Instruments, Inc.	83,162
131	Tokyo Electron Ltd.(c)	62,163
		4,000,381

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 9.8% (Continued)
	SOFTWARE - 0.7%
152	Adobe, Inc.(b)	$31,163
24	Autodesk, Inc.(b)	4,666
17	Cadence Design Systems, Inc.(b)	6,380
2,675	Fortinet, Inc.(b)	410,934
25	HubSpot, Inc.(b)	4,563
60	Intuit, Inc.	15,660
2,089	Microsoft Corporation	779,240
1,754	Okta, Inc.(b)	239,333
360	Oracle Corporation	52,758
544	Palantir Technologies, Inc., Class A(b)	63,468
290	Palo Alto Networks, Inc.(b)	98,896
388	PTC, Inc.(b)	44,081
32	Salesforce, Inc.	5,013
930	SAP S.E.(c)	142,309
2,176	Shopify, Inc., Class A(b)(c)	248,944
263	Synopsys, Inc.(b)	117,316
18	Tyler Technologies, Inc.(b)	5,264
		2,269,988
	SPECIALTY FINANCE - 0.1%
866	American Express Company	292,925

	TECHNOLOGY HARDWARE - 0.8%
5,468	Apple, Inc.	1,582,221
376	Arista Networks, Inc.(b)	63,875
867	Cisco Systems, Inc.	101,838
2,297	Ibiden Company Ltd.(c)	336,460
246	Nintendo Company Ltd.(c)	10,312
415	Panasonic Holdings Corporation(c)	11,491
54	Seagate Technology Holdings PLC(c)	52,110
12,483	Sony Group Corporation(c)	251,834
179	Super Micro Computer, Inc.(b)	5,250
83	Teledyne Technologies, Inc.(b)	55,353
96	Western Digital Corporation	61,317
		2,532,061

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 9.8% (Continued)
	TECHNOLOGY SERVICES - 0.3%
99	Amadeus IT Group S.A. (c)	$5,775
85	Automatic Data Processing, Inc.	19,036
78	Booz Allen Hamilton Holding Corporation	4,732
112	Computacenter PLC(c)	6,349
39	Corpay, Inc.(b)	12,998
34	Equifax, Inc.	5,396
160	Experian PLC(c)	5,397
27	FactSet Research Systems, Inc.	6,212
5	Fair Isaac Corporation(b)	5,974
260	Fiserv, Inc.(b)	12,753
441	Mastercard, Inc., Class A	226,498
86	MSCI, Inc.	48,163
124	PayPal Holdings, Inc.	5,354
334	S&P Global, Inc.	136,025
305	Softcat PLC(c)	7,403
682	Visa, Inc., Class A	233,988
409	WEX, Inc.(b)	57,706
		799,759
	TELECOMMUNICATIONS - 0.1%
1,594	AT&T, Inc.	32,996
723	KDDI Corporation(c)	12,207
462	TELUS Corporation(c)	4,886
939	T-Mobile US, Inc.	157,498
934	Verizon Communications, Inc.	39,546
		247,133
	TRANSPORTATION & LOGISTICS - 0.1%
933	DSV A/S(c)	220,936
26	Kuehne + Nagel International A.G.(c)	6,306
		227,242
	TRANSPORTATION EQUIPMENT - 0.0%(a)
167	Kongsberg Gruppen ASA(c)	5,033

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 9.8% (Continued)
	WHOLESALE - CONSUMER STAPLES - 0.0%(a)
1,391	ITOCHU Corporation(c)	$15,862

	TOTAL COMMON STOCKS (Cost $26,771,052)	31,216,377

Principal
Amount ($)		Coupon (%)	Maturity
	CORPORATE BONDS — 0.1%
	BANKING — 0.1%
17,700,000	JPMorgan Chase & Company(c)(d)(Cost - $221,311)	—	01/28/41	226,271

	GOVERNMENTS - TREASURIES — 2.5%
138,060,000	Mexican Bonos(c) (Cost - $7,389,967)	8.5000	03/02/28	8,021,411

	Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value
CURRENCY OPTIONS PURCHASED – 3.0%
CALL OPTIONS PURCHASED - 0.6%
AUDcCADp Digi 0.9575	JPM	10/08/2027	$0.9500	312,000	112,005
AUDcCADp Digi 1.0488	JPM	01/08/2027	1.0400	1,051,000	30,885
AUDcNZDp OT 1.36	BAR	06/28/2027	1.3600	12,404,000	300,422
AUDcSEKp Digi 7.15	JPM	04/28/2028	7.1500	514,000	48,934
AUDcUSDp Digi 0.7100	JPM	08/11/2026	0.7100	375,967	38,778
AUDcUSDp OT 0.84	JPM	01/29/2027	0.8400	2,195,000	13,670
EURcGBPp 0.875	JPM	07/10/2026	0.8700	11,650,000	1,478
EURcGBPp 0.90	JPM	11/11/2026	0.9000	8,402,000	18,788
EURcGBPp Digi 0.8694	JPM	12/11/2026	0.8600	179,000	83,185
EURcGBPp Digi 0.89	JPM	07/16/2026	0.8900	511,000	2,048
EURcHUFp 370	JPM	07/23/2026	370.0000	4,452,000	5,535
EURcHUFp Digi 388	JPM	01/28/2027	388.0000	468,000	65,055
EURcHUFp Digi 505	JPM	03/31/2028	505.0000	457,000	13,104
EURcUSDp 1.23	JPM	09/28/2026	1.2300	8,281,000	1,507
EURcUSDp Digi 1.4250	JPM	07/03/2026	1.4200	1,111,000	1
GBPcUSDp OT 1.5750	JPM	09/14/2026	1.5700	310,000	0
KRWcCADp Digi 1015	JPM	06/03/2027	1,015.0000	565,000	55,168
NZDcCADp Digi 0.8475	JPM	09/08/2026	0.8400	846,000	15,269
NZDcCHFp Digi 0.49	JPM	12/09/2026	0.4900	856,000	18,707
NZDcUSDp OT 0.75	JPM	01/29/2027	0.7500	1,265,000	431
USDcBRLp 5.49	JPM	07/21/2026	5.4900	4,721,985	5,635
USDcBRLp Digi 5.45	JPM	07/02/2026	5.4500	116,949	1
USDcBRLp Digi 5.48	JPM	07/07/2026	5.4800	212,792	1,177
USDcBRLp Digi 5.49	JPM	07/21/2026	5.4900	113,919	5,107

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

	Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
CURRENCY OPTIONS PURCHASED – 3.0% (Continued)
CALL OPTIONS PURCHASED - 0.6% (Continued)
USDcBRLp Digi 5.5520	JPM	07/21/2026	$5.5500	113,919	$3,276
USDcBRLp Digi 5.65	JPM	10/21/2026	5.6500	602,000	103,407
USDcBRLp Digi 6.72	JPM	04/06/2027	6.7200	465,000	39,155
USDcCHFp Digi 0.82	JPM	11/16/2026	0.8200	349,000	79,209
USDcCNHp 6.81 ERKO 6.85	JPM	08/13/2026	6.8100	7,137,000	396
USDcCNHp 6.8450	JPM	09/23/2026	6.8400	3,571,000	4,425
USDcCNHp 6.85	JPM	06/23/2027	6.8500	20,286,000	64,788
USDcCNHp 6.88	JPM	09/29/2026	6.8800	13,500,000	10,461
USDcCNHp Digi 7.10	JPM	12/30/2026	7.1000	257,000	3,594
USDcCNHp Digi 7.12	JPM	11/05/2027	7.1200	411,000	13,413
USDcCNHp Digi 7.13	JPM	10/12/2027	7.1300	233,000	7,171
USDcHUFp Digi 348	JPM	12/20/2027	348.0000	467,755	97,823
USDcIDRp 20000	JPM	06/03/2027	20,000.0000	6,870,000	59,776
USDcINRp 99	JPM	08/18/2026	99.0000	11,128,000	4,096
USDcJPYp 163.0	JPM	07/16/2026	163.0000	8,452,000	40,547
USDcJPYp Digi 165	JPM	07/23/2026	165.0000	237,411	40,459
USDcJPYp OT 169	JPM	09/24/2026	169.0000	649,000	145,052
USDcMXNp Digi 20.25	JPM	09/30/2026	20.2500	369,000	7,510
USDcPLNp Digi 3.8	JPM	10/01/2026	3.8000	256,000	89,978
USDcSGDp Digi 1.3145	JPM	10/28/2026	1.3100	474,381	67,914
USDcTHBp Digi 34	JPM	07/22/2026	34.0000	159,000	13,933
USDcTHBp Digi 34.75	JPM	11/02/2026	34.7500	377,000	40,395
USDcTHBp Digi 34.90	JPM	11/26/2026	34.9000	377,000	38,506
USDcTHBp Digi 35	JPM	10/21/2026	35.0000	63,000	5,006
ZARcJPYp Digi 11.11	JPM	05/07/2027	11.1100	9,239,000	35,959
TOTAL CALL OPTIONS PURCHASED (Cost - $2,820,026)					1,853,139

PUT OPTIONS PURCHASED - 2.4%
AUDpUSDc 0.667	JPM	09/30/2026	0.6600	17,647,816	66,704
CADpBRLc Digi 3.90	JPM	12/17/2027	3.9000	565,000	130,495
CHFpBRLc Digi 6.65	JPM	02/22/2028	6.6500	351,000	81,419
CNHpINRc 13.92 ERKO 13.76	JPM	07/16/2026	13.9200	49,241,000	5,000
EURpBRLc Digi 5.51	JPM	11/12/2026	5.5100	215,000	11,396
EURpCOPc Digi 4028	JPM	10/21/2026	4,028.0000	272,000	163,881
EURpCOPc Digi 4058	JPM	02/26/2027	4,058.0000	331,000	149,376
EURpGBPc 0.875	JPM	07/10/2026	0.8700	11,650,000	201,611
EURpHUFc 335	JPM	06/03/2027	335.0000	8,735,000	33,492
EURpHUFc 347 ERKO 333	JPM	05/26/2027	347.0000	7,310,000	11,798
EURpHUFc 350	JPM	08/24/2026	350.0000	4,039,000	14,298
EURpHUFc 350	JPM	03/11/2027	350.0000	5,897,000	73,850
EURpHUFc 350 ERKO 336	JPM	02/24/2027	350.0000	7,308,000	16,966
EURpHUFc 350 ERKO 340	JPM	12/11/2026	350.0000	7,121,000	9,378
EURpHUFc 355	JPM	06/03/2027	355.0000	8,735,000	188,026
EURpHUFc Digi 339	JPM	05/25/2027	339.0000	485,000	90,560
EURpHUFc Digi 339	JPM	11/30/2027	339.0000	779,000	171,906
EURpHUFc Digi 342	JPM	08/12/2026	342.0000	223,000	5,376

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

	Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
CURRENCY OPTIONS PURCHASED – 3.0% (Continued)
PUT OPTIONS PURCHASED - 2.4% (Continued)
EURpHUFc Digi 342	JPM	08/28/2026	$342.0000	223,000	$10,048
EURpHUFc Digi 350	JPM	08/13/2026	350.0000	162,000	41,304
EURpHUFc Digi 350	JPM	10/15/2026	350.0000	534,000	182,859
EURpHUFc Digi 350	JPM	03/31/2028	350.0000	457,000	167,378
EURpHUFc Digi 351	JPM	12/18/2026	351.0000	702,000	279,032
EURpHUFc Digi 353	JPM	09/23/2026	353.0000	56,000	24,994
EURpHUFc Digi 353	JPM	03/06/2028	353.0000	289,000	118,643
EURpHUFc Digi 357	JPM	08/28/2026	357.0000	58,000	36,203
EURpHUFc Digi 361	JPM	10/12/2027	361.0000	26,000	14,369
EURpHUFc Digi 363	JPM	03/03/2028	363.0000	340,000	184,701
EURpHUFc Digi 366	JPM	12/08/2026	366.0000	55,000	42,842
EURpHUFc Digi 370	JPM	10/09/2026	370.0000	369,000	338,345
EURpHUFc OT 325	JPM	06/14/2028	325.0000	390,000	119,979
EURpHUFc OT 330	JPM	11/05/2026	330.0000	567,000	8,871
EURpHUFc OT 338	JPM	10/08/2026	338.0000	236,000	27,678
EURpPLNc Digi 4.10	JPM	08/12/2026	4.1000	297,000	414
EURpPLNc Digi 4.21	JPM	07/10/2026	4.2100	59,000	116
EURpPLNc Digi 4.22	JPM	10/28/2026	4.2200	283,373	34,037
EURpUSDc Digi 1.05	JPM	06/24/2027	1.0500	1,128,000	69,534
EURpUSDc Digi 1.13	JPM	09/10/2026	1.1300	1,852,000	534,369
EURpZARc Digi 18.25	JPM	12/18/2026	18.2500	375,000	98,117
GBPpAUDc OT 1.6	JPM	03/11/2027	1.6000	1,832,000	19,683
GBPpJPYc Digi 190	JPM	05/10/2027	190.0000	327,000	37,634
GBPpUSDc 1.2820	JPM	09/30/2026	1.2800	8,824,621	43,255
NZDpUSDc 0.5485	JPM	09/30/2026	0.5400	17,647,816	51,449
NZDpUSDc Digi 0.5300	JPM	08/28/2026	0.5300	300,000	4,824
USDpBRLc 4.90	JPM	03/11/2027	4.9000	17,069,000	149,220
USDpBRLc 5.10	JPM	03/11/2027	5.1000	17,069,000	308,766
USDpBRLc Digi 4.82	JPM	04/12/2028	4.8200	733,000	78,391
USDpBRLc Digi 4.87	JPM	06/16/2027	4.8700	135,000	19,648
USDpBRLc Digi 5.035	JPM	12/08/2027	5.0300	247,000	45,951
USDpBRLc Digi 5.16	JPM	12/18/2026	5.1600	55,000	19,936
USDpBRLc Digi 5.60	JPM	08/11/2026	5.6000	408,000	380,484
USDpBRLc iOT 4.55	JPM	09/17/2027	4.5500	251,000	48,318
USDpBRLc OT 4.76	JPM	10/19/2027	4.7600	352,000	139,533
USDpBRLc OT 4.82	JPM	09/23/2027	4.8200	302,000	139,766
USDpCNHc 6.88	JPM	09/29/2026	6.8800	13,500,000	276,307
USDpCNHc Digi 6.57	JPM	02/26/2027	6.5700	248,000	57,043
USDpCNHc Digi 6.65	JPM	07/27/2026	6.6500	4,127,000	37,491
USDpCOPc Digi 3270	JPM	10/20/2026	3,270.0000	833,000	123,639
USDpCOPc Digi 3321	JPM	11/12/2026	3,321.0000	467,891	99,115
USDpCOPc Digi 3400	JPM	05/17/2027	3,400.0000	1,792,000	435,231
USDpCOPc Digi 3408	JPM	12/18/2026	3,408.0000	377,000	120,011
USDpCOPc Digi 3425	JPM	01/12/2027	3,425.0000	367,000	120,323
USDpCOPc Digi 3428	JPM	10/08/2026	3,428.0000	316,000	125,226
USDpCOPc Digi 3450	JPM	02/18/2027	3,450.0000	495,000	163,626
USDpCOPc Digi 3515	JPM	01/28/2027	3,515.0000	455,000	192,912

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

	Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
CURRENCY OPTIONS PURCHASED – 3.0% (Continued)
PUT OPTIONS PURCHASED - 2.4% (Continued)
USDpCOPc Digi 3855	JPM	12/17/2027	$3,855.0000	163,000	$76,849
USDpCOPc Digi 4025	JPM	09/01/2026	4,025.0000	102,000	99,230
USDpCOPc OT 3010	JPM	05/20/2027	3,010.0000	807,000	81,668
USDpILSc Digi 2.7000	JPM	12/15/2026	2.7000	236,000	14,704
USDpINRc Digi 90.5	JPM	07/28/2026	90.5000	457,000	1,228
USDpJPYc 158.00	JPM	07/16/2026	158.0000	46,990,798	67,241
USDpJPYc 158.50	JPM	07/02/2026	158.5000	5,100,000	55
USDpJPYc Digi 127	JPM	05/12/2027	127.0000	608,000	6,527
USDpJPYc Digi 135	JPM	10/26/2026	135.0000	2,815,000	11,341
USDpJPYc Digi 137	JPM	09/30/2026	137.0000	2,784,000	9,869
USDpJPYc Digi 150	JPM	08/06/2026	150.0000	319,000	4,872
USDpJPYc Digi 152	JPM	09/17/2026	152.0000	528,000	29,920
USDpJPYc Digi 153	JPM	08/17/2026	153.0000	149,000	5,865
USDpJPYc iOT 110	JPM	12/02/2026	110.0000	730,000	1
USDpJPYc iOT 110	JPM	12/02/2026	110.0000	633,000	1
USDpJPYc OT 133	JPM	01/18/2028	133.0000	262,000	30,104
USDpJPYc OT 133.5	JPM	03/17/2027	133.5000	346,000	14,186
USDpJPYc OT 152.10	JPM	08/06/2026	152.1000	307,000	19,433
USDpJPYc OT 154.10	JPM	07/31/2026	154.1000	492,284	49,376
USDpJPYc OT 155.10	JPM	08/26/2026	155.1000	145,000	24,114
USDpKRWc Digi 1350	JPM	10/06/2026	1,350.0000	405,000	2,321
USDpKRWc Digi 1400	JPM	10/12/2026	1,400.0000	394,000	10,732
USDpKRWc Digi 1403	JPM	10/28/2026	1,403.0000	222,000	8,367
USDpKRWc OT 1380	JPM	08/21/2026	1,380.0000	496,000	3,373
USDpMXNc Digi 17.01	JPM	02/12/2027	17.0100	59,000	16,277
USDpMXNc OT 16.85	JPM	09/25/2026	16.8500	65,000	22,367
USDpTRYc Digi 59.55	JPM	09/24/2027	59.5500	306,000	88,383
USDpTWDc 30	JPM	11/11/2026	30.0000	8,226,000	12,587
USDpZARc Digi 15.31	JPM	04/08/2027	15.3100	71,000	11,565
USDpZARc Digi 15.31	JPM	05/05/2027	15.3100	130,000	22,090
USDpZARc OT 15.55	JPM	08/06/2026	15.5500	388,000	32,902
TOTAL PUT OPTIONS PURCHASED (Cost - $7,283,193)					7,774,695
TOTAL CURRENCY OPTIONS PURCHASED (Cost - $10,103,219)					9,627,834

Contracts
	INDEX OPTIONS PURCHASED(e) - 0.6%
	CALL OPTIONS PURCHASED - 0.3%
490	Cboe Volatility Index VIX US	MS	07/22/2026	60.0000	806,050	2,450
490	Cboe Volatility Index VIX US	MS	07/22/2026	65.0000	806,050	1,960
490	Cboe Volatility Index VIX US	MS	07/22/2026	70.0000	806,050	1,960
760	Cboe Volatility Index VIX US	MS	07/22/2026	75.0000	1,250,200	2,280
510	Cboe Volatility Index VIX US	MS	07/22/2026	80.0000	838,950	2,040
760	Cboe Volatility Index VIX US	MS	07/22/2026	85.0000	1,250,200	1,520
280	Cboe Volatility Index VIX US	MS	07/22/2026	95.0000	460,600	700
280	Cboe Volatility Index VIX US	MS	07/22/2026	100.0000	460,600	840
280	Cboe Volatility Index VIX US	MS	07/22/2026	120.0000	460,600	1,400

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Contracts		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	INDEX OPTIONS PURCHASED(e) - 0.6% (Continued)
	CALL OPTIONS PURCHASED - 0.3% (Continued)
590	Cboe Volatility Index VIX US	MS	08/19/2026	$65.0000	970,550	$13,570
590	Cboe Volatility Index VIX US	MS	08/19/2026	70.0000	970,550	12,390
590	Cboe Volatility Index VIX US	MS	08/19/2026	75.0000	970,550	10,030
590	Cboe Volatility Index VIX US	MS	08/19/2026	80.0000	970,550	10,030
590	Cboe Volatility Index VIX US	MS	08/19/2026	85.0000	970,550	7,670
590	Cboe Volatility Index VIX US	MS	08/19/2026	90.0000	970,550	7,670
370	Cboe Volatility Index VIX US	MS	09/16/2026	60.0000	608,650	16,280
770	Cboe Volatility Index VIX US	MS	09/16/2026	65.0000	1,266,650	26,950
770	Cboe Volatility Index VIX US	MS	09/16/2026	70.0000	1,266,650	24,640
770	Cboe Volatility Index VIX US	MS	09/16/2026	75.0000	1,266,650	22,330
590	Cboe Volatility Index VIX US	MS	09/16/2026	80.0000	970,550	14,750
590	Cboe Volatility Index VIX US	MS	09/16/2026	90.0000	970,550	13,570
770	Cboe Volatility Index VIX US	MS	09/16/2026	95.0000	1,266,650	15,015
820	Cboe Volatility Index VIX US	MS	10/21/2026	65.0000	1,348,900	40,590
820	Cboe Volatility Index VIX US	MS	10/21/2026	70.0000	1,348,900	34,440
820	Cboe Volatility Index VIX US	MS	10/21/2026	80.0000	1,348,900	27,880
820	Cboe Volatility Index VIX US	MS	10/21/2026	85.0000	1,348,900	25,420
820	Cboe Volatility Index VIX US	MS	10/21/2026	95.0000	1,348,900	22,140
820	Cboe Volatility Index VIX US	MS	10/21/2026	100.0000	1,348,900	19,680
26	S&P 500 INDEX	MS	09/18/2026	7,475.0000	19,498,336	615,160
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,326,173)					995,355

	PUT OPTIONS PURCHASED - 0.3%
230	EURO STOXX 50(h)	MS	12/18/2026	5,800.0000	16,612,628	306,509
21	S&P 500 INDEX	MS	07/17/2026	7,360.0000	15,748,656	78,183
26	S&P 500 INDEX	MS	09/18/2026	7,475.0000	19,498,336	443,274
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,092,057)					827,966
	TOTAL INDEX OPTIONS PURCHASED (Cost - $2,418,230)					1,823,321

	OTC DUAL AND TRIPLE BINARY OPTIONS
	PURCHASED(f) - 0.9%
	PUT OPTIONS PURCHASED - 0.9%
373,000	BRLJPY > 26.437 and EUSA30 > 2.87%	CIT	10/09/2028	26.4300	45,921	95,199
1,407,000	EURUSD <1.1500 & EURGBP >0.90	GS	08/31/2026	1.1500	77,893	15,927
332,000	EURZAR < 19.40 and EURCMS30y > 3.28%	MS	10/06/2028	19.4000	28,912	55,107
393,000	NKY>= 74356.7 & GBPJPY<=211.95	MS	03/12/2027	74,356.7000	43,034	66,496
912,000	SPX < 6040.8 and US2YRSOFR < 3.131%	GS	09/18/2026	6,040.8000	62,016	45
912,000	SPX < 6040.8 and US2YRSOFR < 3.142%	GS	08/21/2026	6,040.8000	62,016	1
912,000	SPX < 6040.8 and US2YRSOFR < 3.161%	GS	07/17/2026	6,040.8000	62,016	1
428,000	SPX > 7381 and USDCAD > 1.40995	BAML	09/18/2026	7,381.0000	36,380	144,157
762,000	SPX Digi Lookback Put 80% 1d reset	GS	04/16/2027	80.0000	144,628	91,211
865,000	SPX Digi Lookback Put 80% 1d reset	CIT	07/16/2027	80.0000	170,578	132,691
762,000	SPX Digi Lookback Put 81.5% 1d reset	GS	03/19/2027	81.5000	154,305	94,107
865,000	SPX Digi Lookback Put 81.5% 1d reset	CIT	06/17/2027	81.5000	182,256	140,736

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Contracts		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	OTC DUAL AND TRIPLE BINARY OPTIONS
	PURCHASED - 0.9%(f) (Continued)
	PUT OPTIONS PURCHASED - 0.9% (Continued)
762,000	SPX Digi Lookback Put 83% 1d reset	GS	02/19/2027	$83.0000	161,925	$95,631
865,000	SPX Digi Lookback Put 83% 1d reset	CIT	05/21/2027	83.0000	192,030	147,829
762,000	SPX Digi Lookback Put 84.5% 1d reset	GS	01/15/2027	84.5000	170,840	94,945
865,000	SPX Digi Lookback Put 84.5% 1d reset	CIT	04/16/2027	84.5000	200,853	151,981
762,000	SPX Digi Lookback Put 86% 1d reset	GS	12/18/2026	86.0000	183,794	98,908
865,000	SPX Digi Lookback Put 86% 1d reset	CIT	03/19/2027	86.0000	214,693	161,754
762,000	SPX Digi Lookback Put 88.5% 1d reset	GS	11/20/2026	88.5000	215,341	113,233
865,000	SPX Digi Lookback Put 88.5% 1d reset	CIT	02/19/2027	88.5000	245,487	186,580
762,000	SPX Digi Lookback Put 90% 1d reset	GS	10/16/2026	90.0000	233,096	109,957
865,000	SPX Digi Lookback Put 90% 1d reset	CIT	01/15/2027	90.0000	265,296	196,873
1,198,000	SX5E < 5191.20 and EUSA2 < 2.336%	GS	07/17/2026	5,191.2000	85,680	1
1,198,000	SX5E < 5206.05 and EUSA2 < 2.325%	GS	08/21/2026	5,206.0500	95,354	137
376,000	UKX > 10113 and EURGBP < 0.8694	JPM	12/18/2026	10,113.0000	83,969	212,796
1,202,000	UKX > 10918.8 and GBPUSD < 1.3219	GS	09/18/2026	10,918.8000	121,489	146,428
1,202,000	UKX > 10918.8 and GBPUSD < 1.3219	GS	10/16/2026	10,918.8000	121,489	188,810
430,000	USDBRL < 5.6 and EURCMS30y > 3.15%	BAML	09/24/2027	5.6000	61,920	82,904
428,000	USDTRY < 63 and EURCMS30y > 3.15%	JPM	09/29/2027	63.0000	87,954	90,394
	TOTAL PUT OPTIONS PURCHASED (Cost - $3,811,165)					2,914,839
	TOTAL OTC DUAL AND TRIPLE BINARY OPTIONS PURCHASED (Cost - $3,811,165)					2,914,839

	FUTURE OPTIONS PURCHASED(g) - 4.9%
	CALL OPTIONS PURCHASED – 2.5%
587	3 Month SOFR	MS	12/11/2026	97.2500	140,821,300	29,350
819	3 Month SOFR	MS	06/11/2027	96.7500	196,467,863	266,175
819	3 Month SOFR	MS	06/11/2027	97.7500	196,467,863	112,613
660	3 Month SOFR	MS	12/10/2027	99.0000	158,581,500	49,500
233	Cobalt Metal(h)	MS	07/02/2026	29.0000	13,504,554	5,137
130	Cobalt Metal(h)	MS	08/04/2026	30.0000	7,443,018	2,866
80	Cobalt Metal(h)	MS	09/01/2026	30.0000	4,580,319	15,873
56	Crude Oil(h)	MS	07/16/2026	75.0000	3,892,000	36,400
12	Crude Oil(h)	MS	07/28/2026	88.0000	875,400	4,080
20	Crude Oil(h)	MS	07/28/2026	92.0000	1,459,000	4,600
17	Crude Oil(h)	MS	07/28/2026	105.0000	1,240,150	1,870
5	Crude Oil(h)	MS	08/17/2026	91.0000	346,350	2,200
5	Crude Oil(h)	MS	08/17/2026	98.0000	346,350	1,450
5	Crude Oil(h)	MS	08/17/2026	107.5000	346,350	950
5	Crude Oil(h)	MS	08/17/2026	122.0000	346,350	550
31	Crude Oil(h)	MS	08/25/2026	87.5000	2,263,930	31,620
22	Crude Oil(h)	MS	08/25/2026	88.0000	1,606,660	21,560
31	Crude Oil(h)	MS	08/25/2026	102.5000	2,263,930	12,710
152	Crude Oil(h)	MS	10/27/2026	85.0000	11,056,480	372,400
20	Crude Oil(h)	MS	10/27/2026	95.0000	1,454,800	26,600
59	Dutch TTF(h)	MS	11/26/2026	100.0000	1,893,147	65,365
529	EURIBOR 3M	MS	09/14/2026	98.1200	128,937,138	15
46	Gold(h)	MS	07/28/2026	5,000.0000	18,577,100	7,820

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Contracts		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED(g) - 4.9% (Continued)
	CALL OPTIONS PURCHASED – 2.5% (Continued)
145	Gold(h)	MS	07/28/2026	$6,000.0000	58,558,250	$8,700
6	Gold(h)	MS	11/24/2026	4,500.0000	2,459,100	59,880
1,432	Gold(h)	MS	11/24/2026	10,000.0000	586,905,200	658,720
3,942	Gold(h)	MS	11/24/2026	15,000.0000	1,615,628,700	827,820
9	Gold(h)	MS	02/23/2027	4,750.0000	3,745,620	103,500
18	HG Copper(h)	MS	07/28/2026	700.0000	2,814,300	22,275
37	HG Copper(h)	MS	11/24/2026	750.0000	5,862,188	145,687
249	ICE 3Mth SONIA	MS	07/10/2026	96.1500	59,844,038	12,385
249	ICE 3Mth SONIA	MS	07/10/2026	96.4500	59,844,038	8
520	ICE 3Mth SONIA	MS	12/11/2026	96.2500	124,819,500	64,663
520	ICE 3Mth SONIA	MS	12/11/2026	96.4500	124,819,500	25,865
5,618	Natural Gas(h)	MS	09/25/2026	8.0000	180,506,340	207,866
614	Natural Gas(h)	MS	10/27/2026	8.0000	20,833,020	38,068
16	Natural Gas(h)	MS	11/24/2026	5.0000	636,800	23,360
722	Natural Gas(h)	MS	03/25/2027	8.0000	21,241,240	128,516
723	Natural Gas(h)	MS	04/27/2027	8.0000	21,089,910	134,478
724	Natural Gas(h)	MS	05/25/2027	8.0000	22,053,040	162,176
81	Nickel LME(h)	MS	07/01/2026	20,000.0000	7,831,399	—
222	Primary Aluminum(h)	MS	12/02/2026	4,200.0000	17,080,125	22,255
273	Primary Aluminum(h)	MS	12/01/2027	4,500.0000	20,621,738	144,212
298	Primary Aluminum(h)	MS	12/01/2027	5,000.0000	22,510,175	68,093
416	Primary Aluminum(h)	MS	12/01/2027	5,500.0000	31,423,600	35,672
28	S&P 500 Emini	MS	12/18/2026	7,650.0000	10,662,750	425,950
19	S&P 500 Emini	MS	12/18/2026	7,700.0000	7,235,438	262,912
7	S&P 500 Emini	MS	12/18/2026	7,750.0000	2,665,688	87,762
28	S&P 500 Emini	MS	12/18/2026	7,800.0000	10,662,750	316,750
14	S&P 500 Emini	MS	12/18/2026	7,850.0000	5,331,375	142,450
15	S&P 500 Emini	MS	12/18/2026	7,900.0000	5,712,188	136,688
36	S&P 500 Emini	MS	12/18/2026	7,950.0000	13,709,250	292,950
3	S&P 500 Emini	MS	12/18/2026	8,000.0000	1,142,438	21,713
4	S&P 500 Emini	MS	12/18/2026	8,050.0000	1,523,250	25,650
6	S&P 500 Emini	MS	12/18/2026	8,100.0000	2,284,875	33,975
6	S&P 500 Emini	MS	12/18/2026	8,200.0000	2,284,875	26,250
6	S&P 500 Emini	MS	12/18/2026	8,400.0000	2,284,875	15,150
6	S&P 500 Emini	MS	12/18/2026	8,500.0000	2,284,875	11,250
9	S&P 500 Emini	MS	06/17/2027	8,350.0000	3,493,463	103,275
18	S&P 500 Emini	MS	06/17/2027	8,400.0000	6,986,925	191,250
18	S&P 500 Emini	MS	06/17/2027	8,550.0000	6,986,925	150,750
18	S&P 500 Emini	MS	06/17/2027	8,600.0000	6,986,925	139,050
9	S&P 500 Emini	MS	06/17/2027	8,700.0000	3,493,463	58,838
9	S&P 500 Emini	MS	06/17/2027	8,750.0000	3,493,463	54,113
18	S&P 500 Emini	MS	06/17/2027	8,800.0000	6,986,925	99,225
9	S&P 500 Emini	MS	06/17/2027	8,900.0000	3,493,463	41,738
40	Silver(h)	MS	07/28/2026	75.0000	11,984,400	56,200
7	Silver(h)	MS	07/28/2026	80.0000	2,097,270	6,090
68	Silver(h)	MS	07/28/2026	88.0000	20,373,480	33,660
408	Silver(h)	MS	07/28/2026	130.0000	122,240,880	34,680

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Contracts		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED(g) - 4.9% (Continued)
	CALL OPTIONS PURCHASED – 2.5% (Continued)
6	Silver(h)	MS	08/26/2026	$63.0000	$1,797,660	$89,670
5	Silver(h)	MS	11/24/2026	75.0000	1,514,425	68,650
9	Silver(h)	MS	11/24/2026	100.0000	2,725,965	41,580
1,035	SOFR 1yr MidCurve	MS	09/11/2026	96.2500	248,464,688	226,406
1,035	SOFR 1yr MidCurve	MS	09/11/2026	96.5000	248,464,688	109,969
726	SOFR 1yr MidCurve	MS	12/11/2026	96.2500	174,439,650	363,000
726	SOFR 1yr MidCurve	MS	12/11/2026	96.7500	174,439,650	145,200
14	Soybean(h)	MS	08/21/2026	1,300.0000	789,600	1,313
245	US BOND Future	MS	08/21/2026	116.0000	27,724,200	122,500
321	US BOND Future	MS	08/21/2026	120.0000	36,324,360	35,109
26	Wheat(h)	MS	11/20/2026	750.0000	785,850	7,800
	TOTAL CALL OPTIONS PURCHASED (Cost - $17,064,613)					7,945,419

	PUT OPTIONS PURCHASED - 2.4%
265	3 Month SOFR	MS	09/11/2026	96.0000	63,656,313	48,031
827	3 Month SOFR	MS	09/11/2026	96.3700	198,655,738	625,419
826	3 Month SOFR	MS	09/11/2026	96.6200	198,415,525	1,130,588
530	3 Month SOFR	MS	11/13/2026	95.2500	127,147,000	33,125
530	3 Month SOFR	MS	11/13/2026	96.0000	127,147,000	271,625
73	Copper LME(h)	MS	07/01/2026	12,500.0000	24,392,731	164
12	Crude Oil(h)	MS	07/16/2026	68.0000	834,000	17,160
74	Crude Oil(h)	MS	08/17/2026	69.0000	5,125,980	263,440
5	Crude Oil(h)	MS	08/17/2026	69.5000	346,350	19,150
31	Crude Oil(h)	MS	08/17/2026	70.0000	2,147,370	127,720
5	Crude Oil(h)	MS	08/17/2026	75.5000	346,350	39,800
5	Crude Oil(h)	MS	08/17/2026	80.5000	346,350	61,050
5	Crude Oil(h)	MS	08/17/2026	85.5000	346,350	84,150
88	Crude Oil(h)	MS	10/27/2026	65.0000	6,401,120	235,840
127	Crude Oil(h)	MS	11/17/2026	55.0000	8,680,450	180,340
171	Crude Oil(h)	MS	01/26/2027	40.0000	12,289,770	61,560
377	ECX EMISS(h)	MS	09/23/2026	50.0000	30,220,320	64,577
5	ECX EMISS(h)	MS	12/09/2026	70.0000	400,800	11,848
50	Gold(h)	MS	07/28/2026	3,500.0000	20,192,500	35,000
105	JPN YEN 9am	MS	09/04/2026	58.5000	8,120,438	10,500
105	JPN YEN 9am	MS	09/04/2026	60.0000	8,120,438	30,188
105	JPN YEN 9am	MS	09/04/2026	60.5000	8,120,438	43,313
49	JPN YEN 9am	MS	09/04/2026	61.5000	3,789,538	41,037
214	JPN YEN 9am	MS	09/04/2026	62.0000	16,550,225	243,425
214	JPN YEN 9am	MS	09/04/2026	62.5000	16,550,225	326,350
109	JPN YEN 9am	MS	09/04/2026	63.0000	8,429,788	215,275
125	Long Gilt Future	MS	07/24/2026	81.5000	11,151,250	1,658
6	NASDAQ 100 E-MINI	MS	07/31/2026	28,000.0000	3,662,820	26,820
6	NASDAQ 100 E-MINI	MS	07/31/2026	29,000.0000	3,662,820	45,630
3	NASDAQ 100 E-MINI	MS	09/18/2026	29,000.0000	1,831,410	50,025
196	Primary Aluminum(h)	MS	07/01/2026	3,200.0000	15,074,213	561,687
100	Primary Aluminum(h)	MS	07/01/2026	3,400.0000	7,690,925	782,900

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Contracts		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED(g) - 4.9% (Continued)
	PUT OPTIONS PURCHASED - 2.4% (Continued)
100	Primary Aluminum(h)	MS	07/01/2026	$3,500.0000	$7,690,925	$1,032,500
256	Primary Aluminum(h)	MS	08/05/2026	2,800.0000	19,733,312	89,024
54	S&P 500 Emini	MS	09/18/2026	7,000.0000	20,380,275	195,750
127	S&P 500 Emini	MS	09/18/2026	7,200.0000	47,931,388	652,462
9	Silver(h)	MS	08/26/2026	50.0000	2,696,490	47,970
	TOTAL PUT OPTIONS PURCHASED (Cost - $4,384,408)					7,707,101
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $21,449,021)					15,652,520

Principal
Amount ($)		Yield (%)	Maturity
	SHORT-TERM INVESTMENTS — 57.1%
	U.S. TREASURY BILLS — 57.1%
17,200,000	United States Treasury Bill	3.5400	07/02/26	17,198,282
10,100,000	United States Treasury Bill	3.2700	07/09/26	10,091,864
10,200,000	United States Treasury Bill	3.5100	07/23/26	10,177,510
10,000,000	United States Treasury Bill	3.5800	08/06/26	9,963,850
13,300,000	United States Treasury Bill	3.6200	08/13/26	13,242,175
15,200,000	United States Treasury Bill	3.6800	08/27/26	15,111,555
18,200,000	United States Treasury Bill	3.6700	09/03/26	18,081,902
7,100,000	United States Treasury Bill	3.6700	09/10/26	7,049,030
18,700,000	United States Treasury Bill	3.7700	10/08/26	18,508,956
15,300,000	United States Treasury Bill	3.7600	10/15/26	15,133,297
15,800,000	United States Treasury Bill	3.8300	11/12/26	15,579,458
15,900,000	United States Treasury Bill	3.8500	11/27/26	15,652,087
16,700,000	United States Treasury Bill(h)	3.9000	12/10/26	16,414,055
	TOTAL SHORT-TERM INVESTMENTS (Cost $182,239,225)			182,204,021

	TOTAL INVESTMENTS - 78.9% (Cost $254,403,190)			$251,686,594
	CALL OPTIONS WRITTEN - (1.0)% (Premiums received - $7,249,913)			(3,465,229)
	PUT OPTIONS WRITTEN - (1.6)% (Premiums received - $3,733,574)			(4,924,248)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 23.7%			75,704,905
	NET ASSETS - 100.0%			$319,002,022

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Contracts		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS(g) - 2.3%
	CALL OPTIONS WRITTEN- 1.0%
1,637	3 Month SOFR	MS	06/11/2027	$97.2500	392,695,838	$337,631
55	Crude Oil(h)	MS	07/16/2026	80.0000	3,822,500	13,750
12	Crude Oil(h)	MS	07/28/2026	98.0000	875,400	1,800
20	Crude Oil(h)	MS	07/28/2026	102.0000	1,459,000	2,400
17	Crude Oil(h)	MS	07/28/2026	112.5000	1,240,150	1,360
61	Crude Oil(h)	MS	08/25/2026	95.0000	4,454,830	37,210
22	Crude Oil(h)	MS	08/25/2026	98.0000	1,606,660	11,440
20	Crude Oil(h)	MS	10/27/2026	100.0000	1,454,800	20,600
147	Crude Oil(h)	MS	10/27/2026	105.0000	10,692,780	120,540
39	Dutch TTF(h)	MS	11/26/2026	140.0000	1,251,402	24,089
529	EURIBOR 3M	MS	09/14/2026	98.3100	128,937,138	15
5	Gold(h)	MS	07/28/2026	4,615.0000	2,019,250	2,350
5	Gold(h)	MS	07/28/2026	4,725.0000	2,019,250	1,550
3	Gold(h)	MS	07/28/2026	5,300.0000	1,211,550	390
3	Gold(h)	MS	07/28/2026	5,580.0000	1,211,550	270
4	Gold(h)	MS	09/24/2026	4,155.0000	1,626,920	57,640
4	Gold(h)	MS	09/24/2026	4,280.0000	1,626,920	39,680
4	Gold(h)	MS	11/24/2026	6,500.0000	1,639,400	3,400
9	Gold(h)	MS	11/24/2026	7,000.0000	3,688,650	6,570
41	Gold(h)	MS	11/24/2026	11,000.0000	16,803,850	16,810
54	Gold(h)	MS	11/24/2026	13,000.0000	22,131,900	16,200
4,374	Gold(h)	MS	11/24/2026	20,000.0000	1,792,683,900	437,400
9	Gold(h)	MS	02/23/2027	5,250.0000	3,745,620	49,410
11	HG Copper(h)	MS	07/28/2026	620.0000	1,719,850	68,063
11	HG Copper(h)	MS	07/28/2026	635.0000	1,719,850	50,600
11	HG Copper(h)	MS	07/28/2026	655.0000	1,719,850	33,550
11	HG Copper(h)	MS	07/28/2026	680.0000	1,719,850	20,213
5	HG Copper(h)	MS	07/28/2026	750.0000	781,750	2,375
2	HG Copper(h)	MS	08/26/2026	670.0000	312,700	8,025
7	HG Copper(h)	MS	08/26/2026	695.0000	1,094,450	19,425
5	HG Copper(h)	MS	08/26/2026	700.0000	781,750	12,875
7	HG Copper(h)	MS	08/26/2026	730.0000	1,094,450	11,637
7	HG Copper(h)	MS	08/26/2026	775.0000	1,094,450	6,125
39	HG Copper(h)	MS	11/24/2026	800.0000	6,179,063	98,475
498	ICE 3Mth SONIA	MS	07/10/2026	96.3000	119,688,075	17
1,040	ICE 3Mth SONIA	MS	12/11/2026	96.3500	249,639,000	68,974
31	Natural Gas(h)	MS	07/28/2026	3.3000	1,015,250	48,546
31	Natural Gas(h)	MS	07/28/2026	3.4500	1,015,250	32,178
31	Natural Gas(h)	MS	07/28/2026	3.6000	1,015,250	21,080
31	Natural Gas(h)	MS	07/28/2026	3.8500	1,015,250	10,571
24	Natural Gas(h)	MS	08/26/2026	3.3500	766,560	39,600
24	Natural Gas(h)	MS	08/26/2026	3.5000	766,560	28,848
24	Natural Gas(h)	MS	08/26/2026	3.7000	766,560	18,648
24	Natural Gas(h)	MS	08/26/2026	4.0000	766,560	9,768
17	Natural Gas(h)	MS	11/24/2026	5.5000	676,600	15,606
200	Primary Aluminum(h)	MS	07/01/2026	4,100.0000	15,381,850	0
7	Silver(h)	MS	07/28/2026	85.0000	2,097,270	4,200
396	Silver(h)	MS	07/28/2026	170.0000	118,645,560	15,840

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Contracts		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS(g) - 2.3% (Continued)
	CALL OPTIONS WRITTEN- 1.0% (Continued)
6	Silver(h)	MS	08/26/2026	$70.0000	1,797,660	$40,020
14	Silver(h)	MS	11/24/2026	110.0000	4,240,390	47,880
3	Silver(h)	MS	11/24/2026	120.0000	908,655	8,040
2	Silver(h)	MS	11/24/2026	130.0000	605,770	4,380
4	Silver(h)	MS	11/24/2026	140.0000	1,211,540	7,400
6	Silver(h)	MS	11/24/2026	150.0000	1,817,310	9,600
2,068	SOFR 1yr MidCurve	MS	09/11/2026	96.3700	496,449,250	297,275
1,452	SOFR 1yr MidCurve	MS	12/11/2026	96.5000	348,879,300	453,750
74	US BOND Future	MS	08/21/2026	112.0000	8,373,840	168,812
74	US BOND Future	MS	08/21/2026	113.0000	8,373,840	121,406
86	US BOND Future	MS	08/21/2026	115.0000	9,731,760	64,500
22	US BOND Future	MS	08/21/2026	117.0000	2,489,520	7,219
589	US BOND Future	MS	08/21/2026	118.0000	66,651,240	128,844
64	US BOND Future	MS	08/21/2026	119.0000	7,242,240	10,000
26	Wheat(h)	MS	11/20/2026	850.0000	785,850	2,762
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $6,872,731)					3,219,632

	PUT OPTIONS WRITTEN - 1.3%
1,652	3 Month SOFR	MS	09/11/2026	96.5000	396,831,050	1,755,251
1,061	3 Month SOFR	MS	11/13/2026	95.6200	254,533,900	185,675
12	Crude Oil(h)	MS	07/16/2026	65.0000	834,000	6,840
64	Crude Oil(h)	MS	08/17/2026	55.0000	4,433,280	24,320
37	Crude Oil(h)	MS	08/17/2026	63.0000	2,562,990	47,360
4	Crude Oil(h)	MS	08/17/2026	65.0000	277,080	7,320
58	Crude Oil(h)	MS	10/27/2026	60.0000	4,218,920	83,520
127	Crude Oil(h)	MS	11/17/2026	50.0000	8,680,450	99,060
4	ECX EMISS(h)	MS	12/09/2026	62.0000	320,640	4,910
5	Gold(h)	MS	07/28/2026	4,410.0000	2,019,250	191,700
5	Gold(h)	MS	07/28/2026	4,515.0000	2,019,250	241,400
3	Gold(h)	MS	07/28/2026	4,905.0000	1,211,550	260,190
3	Gold(h)	MS	07/28/2026	5,070.0000	1,211,550	309,600
4	Gold(h)	MS	09/24/2026	3,925.0000	1,626,920	49,600
4	Gold(h)	MS	09/24/2026	4,050.0000	1,626,920	70,440
11	HG Copper(h)	MS	07/28/2026	560.0000	1,719,850	7,150
11	HG Copper(h)	MS	07/28/2026	580.0000	1,719,850	14,575
11	HG Copper(h)	MS	07/28/2026	595.0000	1,719,850	24,613
11	HG Copper(h)	MS	07/28/2026	605.0000	1,719,850	34,237
7	HG Copper(h)	MS	08/26/2026	570.0000	1,094,450	14,875
7	HG Copper(h)	MS	08/26/2026	600.0000	1,094,450	31,587
7	HG Copper(h)	MS	08/26/2026	620.0000	1,094,450	48,125
7	HG Copper(h)	MS	08/26/2026	645.0000	1,094,450	74,462
125	Long Gilt Future	MS	07/24/2026	80.0000	11,151,250	1,658
10	NASDAQ 100 E-MINI	MS	07/31/2026	26,500.0000	6,104,700	20,700
31	Natural Gas(h)	MS	07/28/2026	2.8000	1,015,250	5,549
31	Natural Gas(h)	MS	07/28/2026	2.9500	1,015,250	12,648

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Contracts		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS(g) - 2.3% (Continued)
	PUT OPTIONS WRITTEN - 1.3%
31	Natural Gas(h)	MS	07/28/2026	$3.1000	1,015,250	$26,226
31	Natural Gas(h)	MS	07/28/2026	3.2000	1,015,250	39,649
24	Natural Gas(h)	MS	08/26/2026	2.7000	766,560	11,064
24	Natural Gas(h)	MS	08/26/2026	2.8500	766,560	19,512
24	Natural Gas(h)	MS	08/26/2026	3.0500	766,560	37,056
24	Natural Gas(h)	MS	08/26/2026	3.1500	766,560	48,624
54	S&P 500 Emini	MS	09/18/2026	6,500.0000	20,380,275	90,450
9	Silver(h)	MS	08/26/2026	48.0000	2,696,490	35,325
74	US BOND Future	MS	08/21/2026	105.0000	8,373,840	4,625
74	US BOND Future	MS	08/21/2026	107.0000	8,373,840	9,250
74	US BOND Future	MS	08/21/2026	109.0000	8,373,840	18,500
86	US BOND Future	MS	08/21/2026	110.0000	9,731,760	30,906
12	US BOND Future	MS	08/21/2026	112.0000	1,357,920	9,375
12	US BOND Future	MS	08/21/2026	113.0000	1,357,920	13,687
12	US BOND Future	MS	08/21/2026	114.0000	1,357,920	19,500
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $2,662,225)					4,041,114
	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $9,534,956)					7,260,746

	CURRENCY OPTIONS WRITTEN - 0.2%
	CALL OPTIONS WRITTEN- 0.0%(a)
	EURcGBPp 0.93	JPM	11/11/2026	0.9300	8,497,000	6,216
	USDcCNHp 7.0	JPM	06/23/2027	7.0000	20,286,000	29,600
	USDcIDRp 20500	JPM	06/03/2027	20,500.0000	6,942,000	45,008
	USDcINRp 101	JPM	08/18/2026	101.0000	11,125,000	1,065
	USDcJPYp 163.0	JPM	07/13/2026	163.0000	8,452,000	36,995
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $155,634)					118,884

	PUT OPTIONS WRITTEN - 0.2%
	EURpHUFc 340	JPM	03/11/2027	340.0000	11,793,000	52,118
	EURpHUFc 345	JPM	08/24/2026	345.0000	3,689,000	3,456
	EURpHUFc 345	JPM	06/03/2027	345.0000	17,472,000	176,600
	EURpHUFc 350	JPM	07/23/2026	350.0000	4,452,000	5,280
	USDpBRLc 5	JPM	03/11/2027	5.0000	34,139,000	437,947
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $813,799)					675,401
	TOTAL CURRENCY OPTIONS WRITTEN (Proceeds - $969,433)					794,285

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Contracts		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	INDEX OPTIONS WRITTEN(e) - 0.1%
	CALL OPTIONS WRITTEN- 0.0%(a)
380	Cboe Volatility Index VIX US	MS	07/22/2026	$20.5000	$625,100	$28,880
380	Cboe Volatility Index VIX US	MS	07/22/2026	22.5000	625,100	21,280
380	Cboe Volatility Index VIX US	MS	07/22/2026	26.0000	625,100	14,060
380	Cboe Volatility Index VIX US	MS	07/22/2026	32.0000	625,100	7,980
2	Tokyo Stock Exchange TOPIX	MS	07/10/2026	3,950.0000	491,209	11,502
4	Tokyo Stock Exchange TOPIX	MS	07/10/2026	3,975.0000	982,419	19,190
2	Tokyo Stock Exchange TOPIX	MS	07/10/2026	4,025.0000	491,209	6,212
4	Tokyo Stock Exchange TOPIX	MS	07/10/2026	4,050.0000	982,419	9,841
2	Tokyo Stock Exchange TOPIX	MS	07/10/2026	4,100.0000	491,209	3,014
4	Tokyo Stock Exchange TOPIX	MS	07/10/2026	4,150.0000	982,419	3,493
5	Tokyo Stock Exchange TOPIX	MS	07/10/2026	4,250.0000	1,228,024	1,261
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $221,548)					126,713

	PUT OPTIONS WRITTEN - 0.1%
380	Cboe Volatility Index VIX US	MS	07/22/2026	16.5000	625,100	18,620
380	Cboe Volatility Index VIX US	MS	07/22/2026	17.5000	625,100	38,380
380	Cboe Volatility Index VIX US	MS	07/22/2026	18.0000	625,100	50,920
380	Cboe Volatility Index VIX US	MS	07/22/2026	19.0000	625,100	80,180
2	Tokyo Stock Exchange TOPIX	MS	07/10/2026	3,525.0000	491,209	209
4	Tokyo Stock Exchange TOPIX	MS	07/10/2026	3,550.0000	982,419	492
2	Tokyo Stock Exchange TOPIX	MS	07/10/2026	3,675.0000	491,209	689
4	Tokyo Stock Exchange TOPIX	MS	07/10/2026	3,700.0000	982,419	1,698
2	Tokyo Stock Exchange TOPIX	MS	07/10/2026	3,775.0000	491,209	1,611
4	Tokyo Stock Exchange TOPIX	MS	07/10/2026	3,800.0000	982,419	3,986
2	Tokyo Stock Exchange TOPIX	MS	07/10/2026	3,875.0000	491,209	3,198
4	Tokyo Stock Exchange TOPIX	MS	07/10/2026	3,900.0000	982,419	7,750
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $257,550)					207,733
	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $479,098)					334,446

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(i)	Value and Unrealized Appreciation (Depreciation)
2	Carbon Emissions Future(h)	12/15/2026	$183,076	$(526)
17	CBOE Volatility Index Future	07/23/2026	305,162	(21,631)
244	CBOT 10 Year US Treasury Note	09/22/2026	26,813,313	54,516
821	CBOT 30 Day Federal Funds Future	09/01/2026	329,418,394	(330,587)
22	CBOT Soybean Future(h)	11/16/2026	1,258,125	(52,995)
132	CBOT Soybean Meal Future(h)	12/15/2026	4,000,920	(184,520)
28	CBOT Soybean Oil Future(h)	12/15/2026	1,097,880	(132,392)
118	CBOT US Treasury Bond Futures	09/22/2026	13,393,000	(25,489)
50	CBOT Wheat Future(h)	09/15/2026	1,473,125	(73,841)
25	CME E-mini Russell 2000 Index Futures	09/21/2026	3,807,000	51,850
16	CME E-Mini Standard & Poor’s 500 Index Future	09/21/2026	6,038,600	78,812
12	CME Feeder Cattle Future(h)	08/28/2026	2,187,600	(7,666)
413	CME Japanese Yen Currency Future	09/15/2026	31,940,387	(214,575)

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(i)	Value and Unrealized Appreciation (Depreciation)
14	CME Live Cattle Future(h)	09/01/2026	$1,357,580	$12,805
106	CME Mexican Peso Currency Future	09/15/2026	3,011,460	(4,695)
4	CME New Zealand Dollar Currency Future	09/15/2026	227,760	924
8	CME Swedish Krona Currency Future	09/15/2026	1,656,000	4,200
7	COMEX Gold 100 Troy Ounces Future(h)	08/28/2026	2,826,950	(18,385)
2	COMEX Silver Future(h)	09/29/2026	599,220	(96,350)
2	E-mini Dow Jones Industrial Average Index Futures	09/21/2026	526,700	6,060
32	Eurex 10 Year Euro BUND Future	09/09/2026	4,653,283	15,846
26	Eurex 30 Year Euro BUXL Future	09/09/2026	3,302,181	4,101
26	Euro-BTP Italian Bond Futures	09/09/2026	3,543,565	22,341
14	Euronext CAC 40 Index Future	07/20/2026	1,344,524	(6,724)
25	French Government Bond Futures	09/09/2026	3,425,260	11,611
20	FTSE 100 Index Future	09/21/2026	2,796,488	3,165
3	FTSE/MIB Index Future	09/21/2026	888,661	(11,412)
18	HKG Hang Seng Index Future	07/31/2026	2,621,796	(20,229)
61	ICE Brent Crude Oil Future(h)	08/03/2026	4,449,950	(976,707)
98	ICE Brent Crude Oil Future(h)	11/02/2026	7,128,520	(779,371)
25	ICE Gas Oil Future(h)	08/13/2026	2,277,500	(172,780)
10	ICE Natural Gas Future(h)	07/31/2026	429,488	31,198
51	KCBT Hard Red Winter Wheat Future(h)	09/15/2026	1,594,388	(81,116)
1	KFE KOSPI 200 Index Future	09/11/2026	223,852	(22,906)
4	LME Copper Future(h)	08/18/2026	1,337,799	(60,829)
7	LME Nickel Future(h)	08/18/2026	680,107	(120,619)
275	LME Primary Aluminum Future(h)	07/14/2026	21,150,044	(886,462)
44	LME Primary Aluminum Future(h)	08/18/2026	3,391,663	(296,956)
119	LME Primary Aluminum Future(h)	09/15/2026	9,182,189	(215,077)
12	LME Zinc Future(h)	08/18/2026	1,074,888	(8,792)
3	MEFF Madrid IBEX 35 Index Future	07/20/2026	664,495	13,680
6	Mini-DAX Futures	09/21/2026	861,117	236
16	Montreal Exchange 10 Year Canadian Bond Future	09/21/2026	1,366,255	7,284
9	Montreal Exchange S&P/TSX 60 Index Future	09/18/2026	2,608,940	(17,560)
9	NYBOT CSC Coffee Future(h)	09/21/2026	1,000,519	141,356
18	NYBOT CSC Number 11 World Sugar Future(h)	10/01/2026	298,771	(680)
95	NYMEX Henry Hub Natural Gas Futures(h)	07/30/2026	3,111,250	80,315
33	NYMEX Light Sweet Crude Oil Future(h)	07/22/2026	2,293,500	(540,123)
12	NYMEX Light Sweet Crude Oil Future(h)	08/21/2026	831,240	(55,533)
10	NYMEX NY Harbor ULSD Futures(h)	08/03/2026	1,356,222	(149,885)
2	NYMEX Platinum Future(h)	10/29/2026	156,580	(24,930)
28	OML Stockholm OMXS30 Index Future	07/20/2026	929,034	16,233
59	OSE Nikkei 225 mini Future	09/11/2026	2,547,120	49,727
39	Robusta Coffee Future 10-Tonne(h)	09/25/2026	1,426,620	115,698
2	SAFEX FTSE/JSE Top 40 Index Future	09/18/2026	125,288	(7,274)
84	SFE 10 Year Australian Bond Future	09/16/2026	6,383,413	26,633
5	SFE S&P ASX Share Price Index 200 Future	09/18/2026	759,117	(11,396)
41	SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines(h)	09/01/2026	405,818	1,136
16	SGX MSCI Singapore Index Future	07/31/2026	591,761	(2,962)
120	Three-Month SOFR Futures	09/15/2026	28,825,500	(64,725)

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(i)	Value and Unrealized Appreciation (Depreciation)
20	TSE Japanese 10 Year Bond Futures	09/15/2026	$15,717,414	$19,661
2	TSE TOPIX (Tokyo Price Index) Future	09/11/2026	492,422	922
6	Ultra 10-Year US Treasury Note Futures	09/22/2026	674,813	(2,616)
95	Ultra U.S. Treasury Bond Futures	09/22/2026	11,034,844	96,281
44	White Sugar Future(h)	07/17/2026	1,044,120	64,172
	TOTAL FUTURES CONTRACTS			(4,770,553)

Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(i)	Value and Unrealized Appreciation (Depreciation)
31	CBOE Volatility Index Future	08/20/2026	$587,419	$45,921
25	CBOE Volatility Index Future	09/17/2026	492,653	32,507
33	CBOE Volatility Index Future	10/22/2026	674,372	57,338
172	CBOT 2 Year US Treasury Note Future	10/01/2026	35,454,844	(10,016)
182	CBOT 5 Year US Treasury Note	10/01/2026	19,482,531	(5,751)
35	CBOT Corn Future(h)	09/15/2026	729,313	25,901
108	CME Australian Dollar Currency Future	09/15/2026	7,463,880	(26,915)
140	CME British Pound Currency Future	09/15/2026	11,598,125	(42,786)
20	CME Canadian Dollar Currency Future	09/16/2026	1,412,800	5,881
6	CME E-Mini NASDAQ 100 Index Future	09/21/2026	3,662,820	(34,640)
57	CME Euro Foreign Exchange Currency Future	09/15/2026	8,162,756	(18,319)
53	CME Lean Hogs Future(h)	08/17/2026	2,081,840	(14,349)
8	CME Norwegian Krone Currency Future	09/15/2026	1,614,000	2,522
20	CME Swiss Franc Currency Future	09/15/2026	3,118,875	2,125
3	COMEX Copper Future(h)	09/29/2026	469,050	(16,303)
269	Eurex 2 Year Euro SCHATZ Future	09/09/2026	32,549,093	(593)
22	Eurex 5 Year Euro BOBL Future	09/09/2026	2,898,664	(1,713)
14	Eurex Dow Jones EURO STOXX 50 Dividend Future	12/20/2027	294,644	(48,175)
46	Eurex Dow Jones EURO STOXX 50 Dividend Future	12/18/2028	982,300	(113,775)
6	Eurex EURO STOXX 50 Future	09/21/2026	435,492	(8,222)
41	EURO STOXX Banks Index Dividend Futures	12/18/2028	341,081	(42,056)
40	EURO STOXX Banks Index Dividend Futures	12/20/2027	315,633	(13,755)
225	Euronext Milling Wheat Future(h)	09/11/2026	2,595,067	77,112
18	EUX Short term Euro-BTP Futures	09/09/2026	2,200,411	(3,492)
24	Financial Times Stock	09/21/2026	1,472,802	13,479
17	HKG Hang Seng China Enterprises Index Future	07/31/2026	816,421	4,014
9	ICE US MSCI Emerging Markets EM Index Futures	09/21/2026	790,785	335
143	IFSC NIFTY 50 Index Futures	07/29/2026	6,865,287	(1,271)
4	KFE 10 Year Treasury Bond Future	09/16/2026	277,376	(2,463)
56	KFE 3 Year Treasury Bond Future	09/16/2026	3,739,536	(15,274)
2	LME Lead Future(h)	08/18/2026	92,902	865
41	Long Gilt Future	09/29/2026	4,851,521	12,810
13	MIAX Futures Onyx Hard Red Spring Wheat Futures(h)	09/15/2026	394,225	31,192
14	NYBOT CSC Cocoa Future(h)	09/16/2026	710,920	(131,300)
20	NYBOT CTN Number 2 Cotton Future(h)	12/09/2026	768,000	13,120

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(i)	Value and Unrealized Appreciation (Depreciation)
2	NYMEX Reformulated Gasoline Blendstock for Oxygen(h)	08/03/2026	$243,172	$(2,104)
821	One-Month SOFR Futures	09/01/2026	329,332,865	356,238
39	SFE 3 Year Australian Bond Future	09/16/2026	2,822,757	(697)
20	SGX FTSE China A50 Futures Contract	07/31/2026	310,280	2,633
10	TTF Natural Gas(h)	07/31/2026	369,103	(22,836)
26	VSTOXX Futures	07/23/2026	52,255	3,339
126	WCE Canola Future(h)	11/16/2026	1,306,463	55,628
	TOTAL SHORT FUTURES CONTRACTS			166,155
	TOTAL FUTURES CONTRACTS			(4,604,398)

OPEN FORWARD FOREIGN EXCHANGE CONTRACTS

Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Buy:
Australian Dollar	07/31/2026	JPM	3,706,042	$2,563,119	$7,291
British Pound	07/31/2026	JPM	1,634,302	2,167,721	7,657
Hungarian Forints	07/31/2026	JPM	1,020,026,206	3,271,993	(10,534)
New Zealand Dollar	07/31/2026	JPM	3,882,520	2,206,447	9,632
Norwegian Krone	07/31/2026	JPM	30,311,242	3,061,150	614
Polish Zloty	07/31/2026	JPM	4,948,107	1,315,289	(340)
South African Rand	07/31/2026	JPM	51,915,350	3,161,258	14,175
Turkish Lira	07/31/2026	JPM	41,532,000	868,914	191
Brazilian Real	09/16/2026	JPM	50,477,425	9,585,079	26,888
Chilean Peso	09/16/2026	JPM	5,639,640,469	6,120,764	(78,111)
Colombian Peso	09/16/2026	JPM	14,593,113,360	4,195,491	82,076
Egyptian Pound	09/16/2026	JPM	430,588,916	8,468,568	568,975
Indian Rupee	09/16/2026	JPM	394,360,745	4,142,998	18,271
Indonesia Rupiah	09/16/2026	JPM	15,839,501,167	879,457	(8,749)
Nigerian Naira	09/16/2026	JPM	1,237,116,000	895,760	35,760
Philippine Peso	09/16/2026	JPM	91,711,667	1,488,595	(22,715)
South Korean Won	09/16/2026	JPM	8,771,020,063	5,675,735	(103,264)
Taiwanese Dollar	09/16/2026	JPM	104,806,723	3,283,379	(25,629)
Turkish Lira	09/16/2026	JPM	292,194,692	5,896,071	437,975
Turkish Lira	09/17/2026	JPM	27,308,000	550,597	43,891
Nigerian Naira	12/16/2026	JPM	1,053,771,720	763,006	115,006
Turkish Lira	09/27/2027	JPM	44,064,000	699,223	88,694
					1,207,754
To Sell:
Australian Dollar	07/31/2026	JPM	881,321	609,526	189
British Pound	07/31/2026	JPM	1,762,643	2,337,951	(1,691)
Chinese Yuan	07/31/2026	JPM	42,840,428	6,321,084	(10,844)
Euro	07/31/2026	JPM	272,880	312,004	(551)
Mexican Peso	07/31/2026	JPM	139,596,966	7,961,577	3,065

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

OPEN FORWARD FOREIGN EXCHANGE CONTRACTS (Continued)

Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Sell: (continued)
New Zealand Dollar	07/31/2026	JPM	1,410,114	$801,372	$(1,291)
Norwegian Krone	07/31/2026	JPM	684,191	69,097	(97)
Polish Zloty	07/31/2026	JPM	1,470,233	390,812	188
Singapore Dollar	07/31/2026	JPM	395,497	306,375	(36)
Swedish Krona	07/31/2026	JPM	3,081,973	318,404	(301)
Swiss Franc	07/31/2026	JPM	279,591	347,211	(178)
Brazilian Real	09/16/2026	JPM	18,072,456	3,431,750	250
Chilean Peso	09/16/2026	JPM	3,506,848,829	3,806,022	92,355
Colombian Peso	09/16/2026	JPM	11,632,048,596	3,344,191	(37,547)
Egyptian Pound	09/16/2026	JPM	257,552,624	5,065,393	(162,348)
Indian Rupee	09/16/2026	JPM	402,790,568	4,231,559	(43,179)
Indonesia Rupiah	09/16/2026	JPM	54,660,719,757	3,034,927	2,314
Nigerian Naira	09/16/2026	JPM	1,237,116,000	895,760	(84,170)
Philippine Peso	09/16/2026	JPM	154,737,982	2,511,591	434
South Korean Won	09/16/2026	JPM	9,415,087,224	6,092,512	88,307
Taiwanese Dollar	09/16/2026	JPM	199,934,685	6,263,542	51,048
Turkish Lira	09/16/2026	JPM	292,194,692	5,896,071	(216,531)
Turkish Lira	09/17/2026	JPM	27,308,000	550,597	(19,378)
Nigerian Naira	12/16/2026	JPM	1,053,771,720	763,006	(72,756)
Turkish Lira	09/27/2027	JPM	44,064,000	699,223	(87,223)
					(499,971)
				Total	707,783

OPEN FORWARD FOREIGN EXCHANGE CONTRACTS (Continued)

Foreign Currency		Settlement Date	Counterparty	Local Currency Amount Purchased	Local Currency Amount Sold	U.S. Dollar Market Value Buy	U.S. Dollar Market Value Sell	Unrealized Appreciation/ (Depreciation)
To Buy:	To Sell:
Euro	British Pound	7/31/2026	JPM	2,303,856	1,990,002	$2,634,168	$(2,639,518)	$(5,350)
Euro	Hungarian Forints	7/31/2026	JPM	745,000	265,132,793	851,813	(850,480)	1,333
Euro	Polish Zloty	7/31/2026	JPM	744,000	3,201,885	850,670	(851,114)	(444)
							Total	(4,461)

CREDIT DEFAULT SWAP AGREEMENTS
Description*	Counterparty	Fixed Deal (Pay)Rate	Maturity Date	Notional Value	Fair Value	Amortized Upfront Payments Paid	Unrealized Appreciation
Markit CDX EM Series 45+	JPM	1.00%	6/20/2031	$(5,480,000)	$(94,547)	$(136,614)	$42,067
Markit CDX NA HY Series 46+	JPM	5.00%	6/20/2031	(163,350)	13,473	13,143	330
Markit CDX NA IG Series 46+	JPM	1.00%	6/20/2031	(5,423,000)	120,995	110,382	10,613
Markit ITRAXX Europe Crossover Series 45+	JPM	5.00%	6/20/2031	(942,000)	119,577	114,889	4,688
Markit ITRAXX Europe Series 45+	JPM	1.00%	6/20/2031	(3,502,000)	90,912	88,568	2,344
TOTAL						Total	60,042

+	Sell protection.

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

INTEREST RATE SWAP AGREEMENTS
Rate Received	Rate Paid	Payment Frequency	Maturity Date	Notional Value	Fair Value	Amortized Upfront Payments Paid	Unrealized Appreciation/ (Depreciation)
13.26%	CDI	Annually	1/2/2031	$9,680,019	$(481,707)	(149,130)	$(332,577)
CDI	14.60%	Annually	10/20/2026	32,375,519	26,585	(5,045)	31,630
13.17%	CDI	Annually	1/2/2037	1,948,845	(177,790)	(109,545)	(68,245)
SOFR	4.34%	Annually	11/15/2052	6,717,400	(115,805)	—	(115,805)
NIBOR	4.39%	Semi-Annually	9/16/2036	2,566,522	(25,957)	434	(26,391)
WIBOR	4.87%	Semi-Annually	9/16/2036	48,913	(2,281)	8	(2,289)
WIBOR	4.60%	Semi-Annually	9/16/2029	267,957	(5,323)	32	(5,355)
SONIA	4.28%	Annually	9/16/2029	68,974	(467)	8	(475)
SONIA	4.94%	Annually	9/16/2056	33,160	(765)	11	(776)
ESTR	2.89%	Annually	9/16/2076	504,168	(20,722)	(170)	(20,552)
3.51%	SHIR	Annually	9/16/2036	2,560,640	12,634	1,140	11,494
5.16%	BUBOR	Annually	9/16/2036	1,159,040	41,545	39,886	1,659
5.21%	BUBOR	Annually	9/16/2031	5,946,268	122,043	79,972	42,071
BUBOR	5.35%	Semi-Annually	9/16/2029	400,646	(5,058)	58	(5,116)
0.71%	SARON	Annually	9/16/2036	188,497	2,914	1,958	956
0.26%	SARON	Annually	9/16/2028	6,311,992	18,448	60	18,388
2.94%	CORRA	Semi-Annually	9/16/2029	86,018	354	2	352
5.32%	ICP	Semi-Annually	9/16/2036	27,172	356	12	344
4.32%	SONIA	Annually	9/16/2028	6,833,574	35,446	36,750	(1,304)
7.84%	JIBAR	Quarterly	9/16/2031	7,534,789	131,150	1,212	129,938
8.30%	JIBAR	Quarterly	9/16/2036	3,182,005	107,102	21,283	85,819
TONAR	1.53%	Annually	9/16/2028	27,987,356	(9,890)	1,295	(11,185)
TONAR	3.37%	Annually	9/16/2066	1,346,412	17,933	(4,798)	22,731
3.37%	TONAR	Annually	9/16/2056	2,925,459	(29,342)	8,651	(37,993)
1.85%	SORA	Semi-Annually	9/16/2029	100,492	494	3	491
MIBOR	6.55%	Semi-Annually	9/16/2031	2,597,200	(36,894)	(48)	(36,846)
TONAR	2.56%	Annually	9/16/2036	394	—	—	—
THOR	1.93%	Quarterly	9/16/2031	1,645,301	(23,764)	312	(24,076)
TAIBOR	2.41%	Quarterly	9/16/2031	4,139,755	(49,353)	860	(50,213)
2.31%	SORA	Semi-Annually	9/16/2036	15,460	292	2	290
HIBOR	3.40%	Quarterly	9/16/2029	3,503,965	551	(4,401)	4,952
1.55%	7DRepo	Quarterly	9/16/2031	5,723,922	21,790	3,921	17,869
BILLS	3.78%	Quarterly	9/16/2029	1,369,365	(9,706)	7	(9,713)
4.31%	BILLS	Semi-Annually	9/16/2036	3,405,189	75,297	113	75,184
4.94%	BUBOR	Annually	6/11/2036	6,245,339	65,354	7,685	57,669
10.81%	IBR	Quarterly	9/16/2036	1,018,569	54,886	(332)	55,218
8.34%	TIIE	Monthly	9/4/2036	1,759,077	19,529	32,416	(12,887)
11.35%	IBR	Quarterly	9/16/2028	4,985,142	38,540	36,063	2,477
NIBOR	4.81%	Semi-Annually	9/16/2028	7,009,819	1,452	23,096	(21,644)
CDI	13.99%	Annually	1/2/2035	1,339,169	(9,256)	(649)	(8,607)
BUBOR	5.09%	Semi-Annually	9/16/2028	3,254,622	—	—	—
TOTAL							(232,517)

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

DISPERSION SWAP AGREEMENTS*
Description	Counterparty	Receive	Pay	Maturity Date	Notional Value	Unrealized Appreciation
SPX Index	BAR	Custom Stock Basket	U.S. Index	1/15/2027	(20,000)	$113,930
SPX Index	BAR	Custom Stock Basket	U.S. Index	1/15/2027	(30,000)	314,917
SPX Index	CIT	Custom Stock Basket	U.S. Index	1/15/2027	(20,000)	72,674
SPX Index	JPM	Custom Stock Basket	U.S. Index	1/15/2027	(20,000)	168,796
SPX Index	UBS	Custom Stock Basket	U.S. Index	1/15/2027	(25,000)	141,529
SPX Index	UBS	Custom Stock Basket	U.S. Index	6/17/2027	(30,000)	144,793
SPX Index	UBS	Custom Stock Basket	U.S. Index	6/17/2027	(25,000)	131,947
SPX Index	BAR	Custom Stock Basket	U.S. Index	6/21/2027	(20,000)	111,272
SX5E Index	CIT	Custom Stock Basket	Europe Index	6/24/2027	(20,000)	38,029
SX5E Index	CIT	Custom Stock Basket	Europe Index	12/18/2026	(10,000)	17,753
SX5E Index	GS	Custom Stock Basket	Europe Index	12/18/2026	(10,000)	27,132
SX5E Index	UBS	Custom Stock Basket	Europe Index	12/18/2026	(15,000)	46,555
SX5E Index	CIT	Custom Stock Basket	Europe Index	6/21/2027	(10,000)	30,477
TOTAL						$1,359,804

*	Pays at termination.

TOTAL RETURN SWAPS
Description	Counterparty	Notional Value	Variable Rate	Maturity Date	Unrealized Appreciation/ (Depreciation)
A2A SpA	JPM	$5,414	Pay ESTR + 0.15%*	9/8/2027	$(13)
Accton Technology Corp.	MS	(4,778)	Receive SOFR - 0.875%^	8/19/2027	(79)
ADATA Technology Co., Ltd.	MS	8,805	Pay SOFR + 0.75%*	8/19/2027	(378)
Advantech Co., Ltd.	MS	(954)	Receive SOFR - 1.50%^	8/19/2027	(4)
Allis Electric Co., Ltd.	MS	2,644	Pay SOFR + 0.75%^	8/19/2027	14
Alteogen, Inc.	MS	(1,846)	Receive SOFR - 1.125%^	3/15/2028	(32)
Amplifon SpA	JPM	(22,061)	Receive ESTR – 0.20%*	6/9/2027	1,405
Anima Holding SpA	JPM	12,189	Pay ESTR + 0.20%*	7/22/2027	181
ASE Technology Holding Co., Ltd.	MS	(5,502)	Receive SOFR - 0.35%^	8/19/2027	(776)
Aselsan Elektronik Sanay Ve	MS	56,889	Pay SOFR + 0.95%^	2/17/2028	(5,173)
Asustek Computer Inc	MS	(1,557)	Receive SOFR - 2.75%^	8/19/2027	194
Auckland International Airport	JPM	(591)	Receive BILLS - 0.35%*	8/11/2027	8
Azimut Holding SpA	JPM	5,869	Pay ESTR + 0.20%*	9/8/2027	83
Banca IFIS SpA	JPM	1,200	Pay ESTR + 0.20%*	9/8/2027	(446)
Banca Transilvania S.A.	MS	21,968	Pay SOFR + 1.00%^	2/17/2028	(31)
Banco BPM SpA	JPM	(2,159)	Receive ESTR -0.20%*	9/8/2027	(221)
Bangkok Dusit Medical Services	MS	(1,721)	Receive SOFR - 0.75%^	10/13/2027	(65)
BCEFQLL[1]	BAR	(380,161)	Receive ESTR - 0.25%^	6/7/2027	6,380
BCEFQLT[2]	BAR	633,255	Pay ESTR + 0.30%^	6/7/2027	(11,459)
BCEFQLY[3]	BAR	(381,342)	Receive ESTR - 0.25%^	5/10/2027	4,589
BCEFSIZ[4]	BAR	1,038,670	Pay ESTR + 0.30%^	6/27/2027	(21,175)
BCEFVALL[5]	BAR	(166,777)	Receive ESTR - 0.30%^	6/7/2027	3,062
BCEFVALS[6]	BAR	(1,158,727)	Receive ESTR - 0.25%^	6/7/2027	12,344
BCEFYLDS[7]	BAR	(433,795)	Receive ESTR - 0.25%^	6/7/2027	1,957
BCERSVCS[8]	BAR	498,164	Pay SOFR + 0.30%^	5/3/2027	(6,212)
BCIIDISC[9]	BAR	(4,206,703)	Receive SOFR - 0.25%^	5/3/2027	(166,092)

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

TOTAL RETURN SWAPS (Continued)
Description	Counterparty	Notional Value	Variable Rate	Maturity Date	Unrealized Appreciation/ (Depreciation)
BCIIFFOD[10]	BAR	$(1,966,182)	Receive SOFR - 0.30%^	6/17/2027	$(1,173)
BCIISHDF[11]	BAR	520,091	Pay ESTR + 0.30%^	3/19/2027	(34,624)
BCUFVAL[12]	BAR	1,941,269	Pay SOFR + 0.30%^	5/3/2027	(39,899)
BEFSAMD[13]	BAR	153,394	Pay Performance^	11/16/2026	116
BEFSAVG[14]	BAR	146,183	Pay Performance^	11/16/2026	356
BEFSFU1[15]	BAR	315,073	Pay Performance^	9/10/2026	9,932
BEFSFU2[16]	BAR	152,705	Pay Performance^	9/10/2026	1,900
BEFSFULH[17]	BAR	891,335	Pay Performance^	7/14/2026	(10,803)
BEFSFULK[18]	BAR	1,901,399	Pay Performance^	11/12/2026	4,166
BEFSFULN[19]	BAR	886,765	Pay Performance^	7/14/2026	21,698
BEFSFULT[20]	BAR	907,101	Pay Performance^	11/12/2026	5,811
BEFSIDG[21]	BAR	172,616	Receive Performance^	2/4/2027	3,754
BEFSIDS[22]	BAR	313,423	Receive Performance^	2/4/2027	8,002
BEFSIFC[23]	BAR	281,890	Receive Performance^	2/4/2027	(1,136)
BEFSMST[24]	BAR	478,909	Pay Performance^	11/16/2026	8,794
BEFSSOX[25]	BAR	934,410	Pay Performance^	11/16/2026	40,821
Best Buy Co., Inc.	JPM	302	Pay SOFR + 0.25%*	8/3/2027	78
Bizlink Holding, Inc.	MS	26,868	Pay SOFR + 0.75%^	8/19/2027	(4,382)
BPER Banco SpA	JPM	17,930	Pay ESTR + 0.20%*	7/16/2027	1,958
Brembo NV	JPM	(18,127)	Receive ESTR - 0.20%*	6/8/2027	(4,631)
Brunello Cucinelli SpA	JPM	(39,028)	Receive ESTR - 0.50%*	6/8/2027	(287)
Buzzi SpA	JPM	8,601	Pay ESTR + 0.15%*	7/22/2027	(678)
CEFMMT[26]	BAR	543,018	Pay ESTR + 0.30%^	6/7/2027	(5,084)
Celltrion, Inc.	MS	(4,396)	Receive SOFR -0.35%^	3/15/2028	145
CGFCMEM[27]	CIT	709,854	Pay OBFR + 0.35%^	2/4/2027	191,629
Charoen Pokphand Foods PCL	MS	818	Receive SOFR -2.25%^	10/13/2027	(7)
China Airlines Ltd.	MS	29,253	Receive SOFR – 4.625%^	8/19/2027	(1,968)
Chroma ATE, Inc.	MS	(3,233)	Receive SOFR - 1.625%^	8/19/2027	152
CIEQMUL[28]	CIT	2,239,482	Pay Performance*	10/8/2026	3,096
CIEQMUT[29]	CIT	4,802,157	Pay Performance*	10/8/2026	23,037
Cisco Systems, Inc.	GS	9,107	Pay SOFR + 0.23%*	6/26/2029	(63)
CP ALL PCL	MS	(1,800)	Receive SOFR - 0.75%^	10/13/2027	—
CS Wind Corp.	MS	15,097	Pay SOFR + 0.75%^	3/26/2027	(537)
d’Amico International Shipping	JPM	885	Pay ESTR + 0.20%*	9/8/2027	(50)
Danieli & C Officine Meccanich	JPM	884	Pay ESTR + 0.20%*	6/23/2027	116
Davide Campari-Milano NV	JPM	(38,831)	Receive ESTR - 0.20%*	7/8/2027	4,927
De’ Longhi SpA	JPM	(27,245)	Receive ESTR - 0.20%*	6/8/2027	(4,124)
Delta Electronics Thailand PCL	MS	(3,629)	Receive SOFR - 0.75%*	10/13/2027	296
Delta Electronics, Inc.	MS	60,631	Pay SOFR + 0.75%^	8/19/2027	(7,748)
Doosan Enerbility Co., Ltd.	MS	(1,781)	Receive SOFR - 0.75%^	3/15/2028	271
Doosan Robotics, Inc.	MS	14,139	Pay SOFR + 0.75%^	3/26/2027	(2,905)
Dr Ing hc F Porsche AG	GS	(20,639)	Receive ESTR - 4.75%^	3/7/2029	1,885
E Ink Holdings, Inc.	MS	(394)	Receive SOFR - 1.50%^	8/19/2027	(23)
Ecopro BM Co., Ltd.	MS	9,123	Pay SOFR + 0.75%^	3/26/2027	(3,197)
Enav SpA	JPM	873	Pay ESTR + 0.20%*	9/8/2027	(7)
Enel SpA	JPM	3,455	Pay ESTR + 0.20%*	8/15/2027	90
Eni SpA	JPM	(33,545)	Receive ESTR + 0.20%*	10/1/2027	(386)

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

TOTAL RETURN SWAPS (Continued)
Description	Counterparty	Notional Value	Variable Rate	Maturity Date	Unrealized Appreciation/ (Depreciation)
Eo Technics Co., Ltd.	MS	$25,078	Pay SOFR + 0.75%*	3/26/2027	$(2,830)
ERG SpA	JPM	1,896	Pay ESTR + 0.15%*	9/8/2027	(40)
EVA Airways Corporation	MS	(76,910)	Receive OBFR – 5.0%*	8/19/2027	(8,768)
Evergreen Marine Corp.	MS	(1,047)	Receive SOFR - 4.625%^	8/19/2027	120
Ferrari NV	JPM	(22,606)	Receive ESTR - 0.13%*	6/8/2027	(2,198)
FinecoBank Banca Fineco SpA	JPM	(14,254)	Receive ESTR - 0.20%*	9/8/2027	(151)
Fortune Electric Co., Ltd.	MS	34,784	Pay SOFR + 0.75%^	8/19/2027	(954)
Generali	JPM	(5,870)	Receive ESTR - 0.20%*	9/8/2027	(452)
Goodyear Tire & Rubber Co.	GS	(55,651)	Receive SOFR - 0.22%^	6/5/2029	(4,574)
GSCBBZA[30]	GS	33,985	Pay SOFR + 0.60%^	8/29/2028	(1,352)
GSIIFUE[31]	GS	8,084,195	Pay Performance^	3/15/2027	(66,694)
GSISI266[32]	GS	15,658,570	Pay Performance^	12/22/2027	(68,037)
GSMBAIC0[33]	GS	5,588,653	Pay SOFR + 0.50%^	5/15/2029	(58,446)
GSMBCHC[34]	GS	824,561	Pay SOFR + 0.40%^	5/30/2029	22,422
GSMBCRO[35]	GS	496,190	Pay SOFR + 0.33%^	6/5/2029	17,077
GSMBCWO[36]	GS	258,582	Pay SOFR + 0.23%^	2/22/2029	(690)
GSMEGTO[37]	GS	420,731	Pay SOFR + 0.30%^	6/27/2029	5,829
GSSBDEFE[38]	GS	(457,758)	Receive ESTR - 0.40%^	5/31/2029	17,445
GSTMTDA[39]	GS	431,898	Pay SOFR + 0.361%^	6/20/2029	(6,173)
GSXECHN[40]	GS	(562,491)	Receive ESTR - 0.30%^	6/3/2029	(3,606)
GSXECYCL[41]	GS	716,653	Pay ESTR + 0.40%^	3/27/2029	(17,370)
GSXGMEM[42]	GS	66,842	Pay SOFR + 0.75%^	2/28/2029	(2,028)
GSXURAN[43]	GS	200,176	Pay SOFR + 0.23%^	4/24/2029	(10,076)
Hanmi Semiconductor Co., Ltd.	MS	(459)	Receive SOFR - 4.375%^	3/15/2028	124
Hanwha Corp.	MS	30,990	Pay SOFR + 0.75%^	3/26/2027	(5,836)
Hanwha Ocean Co., Ltd.	MS	(653)	Receive SOFR - 1.50%^	3/15/2028	133
Hanwha Systems Co., Ltd.	MS	45,322	Receive SOFR – 1.50%^	3/26/2027	(12,714)
HD Hyundai Electric Co., Ltd.	MS	112,828	Pay SOFR +0.75%^	3/26/2027	(23,001)
HD Hyundai Heavy Industries Co., Ltd.	MS	(944)	Receive SOFR - 8.375%^	3/15/2028	177
HD Korea Shipbuilding & Offshore	MS	(837)	Receive SOFR - 0.35%^	3/15/2028	148
Hera SpA	JPM	2,360	Pay ESTR +0.20%*	9/8/2027	(105)
HLB, Inc.	MS	(271)	Receive SOFR - 3.75%^	3/15/2028	(30)
HMM Co., Ltd.	MS	(239)	Receive SOFR - 4.375%^	3/15/2028	34
Hon Hai Precision Industry Co.	MS	(10,648)	Receive SOFR - 0.35%^	8/19/2027	758
Hotai Motor Co., Ltd.	MS	(1,808)	Receive SOFR - 3.375%^	8/19/2027	(68)
Hyundai Glovis Co., Ltd.	MS	10,591	Pay SOFR + 0.75%^	3/26/2027	(1,797)
Hyundai Mobis Co., Ltd.	MS	3,808	Pay SOFR +0.75%^	3/26/2027	(908)
Hyundai Motor Co.	MS	5,133	Pay SOFR + 0.75%^	3/26/2027	(1,304)
Hyundai Motor Co.	MS	(1,187)	Receive SOFR - 0.35%^	3/15/2028	207
Hyundai Motor Corp.	MS	(1,869)	Receive SOFR - 0.35%^	3/15/2028	339
Hyundai Rotem Co., Ltd.	MS	49,001	Pay SOFR + 0.75%^	3/26/2027	(9,903)
ICTSI	MS	(1,164)	Receive SOFR - 6.50%^	5/2/2028	90
IHH Healthcare Bhd	MS	(1,399)	Receive SOFR – 5.00%^	1/27/2027	57
IMI PLC	JPM	1,366	Pay SONIA + 0.20%*	9/6/2027	87
Infrastructure Wireless Italia	JPM	4,262	Pay ESTR + 0.20%^	9/22/2027	(226)
Innodisk Corp.	MS	94,184	Pay SOFR + 0.75%*	8/19/2027	(15,546)
Interpump Group SpA	JPM	1,942	Pay ESTR + 0.15%*	7/28/2027	(89)

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

TOTAL RETURN SWAPS (Continued)
Description	Counterparty	Notional Value	Variable Rate	Maturity Date	Unrealized Appreciation/ (Depreciation)
Intesa Sanpaolo SPA	JPM	$23,888	Pay ESTR + 0.15854%*	7/16/2027	$427
IOI Corp. Bhd	MS	(517)	Receive SOFR – 3.00%^	1/27/2027	(1)
Iren SpA	JPM	583	Pay ESTR + 0.20%*	9/8/2027	(40)
Italgas SpA	JPM	(8,149)	Receive ESTR - 0.20%*	9/8/2027	86
JP11DXYL[44]	JPM	(859,943)	Receive OBFR - 0.25%*	5/4/2027	(20,811)
JP1XCRI[45]	JPM	46,140	Pay OBFR + 0.40%*	1/14/2027	3,906
JPBWIN[46]	JPM	(1,044,511)	Pay Performance*	2/18/2027	(108,208)
JPFJBR2[47]	JPM	38,304	Pay CDI +0.50%*	1/14/2027	9
JPFJBRL1[48]	JPM	553,122	Pay CDI + 0.50%*	11/3/2026	(5,226)
JPFUITSV[49]	JPM	(474,095)	Receive OBFR - 0.30%^	7/9/2027	30,499
JPFUKCP[50]	JPM	257,714	Pay OBFR*	9/21/2030	18,068
JPFURU1 I51	JPM	1	Pay OBFR + 0.10%*	3/14/2033	(1)
JPGLAG[52]	JPM	694,635	Pay OBFR + 0.25%*	7/27/2027	41,119
JPLNFUI[53]	JPM	4,016,410	Pay OBFR*	6/11/2027	(68,322)
JPMOLAG[54]	JPM	504,219	Pay OBFR +0.25%^	7/1/2027	54,219
JPOSZB3F55	JPM	47,805,498	Pay Performance*	6/1/2027	(12,193)
JPQLAG[56]	JPM	490,026	Receive Performance*	7/27/2027	20,295
JPQWIN[57]	JPM	801,013	Pay OBFR +0.25%*	6/1/2027	210,858
JPVWIN[58]	JPM	2,435,731	Receive Performance*	8/24/2027	296,690
Kia Corp.	MS	(7,751)	Receive SOFR - 0.75%^	3/15/2028	1,479
Kinetik Holdings, Inc.	JPM	6,190	Pay OBFR + 0.25%*	8/3/2027	232
King Yuan Electronics Co., Ltd.	MS	(882)	Receive SOFR - 7.75%^	8/19/2027	(169)
Knight-Swift Transportation Holdings	GS	140,546	Pay SOFR +0.23%^	6/11/2029	4,454
Korean Air Lines Co., Ltd.	MS	(278)	Receive SOFR - 6.50%^	3/15/2028	28
Kuala Lumpur Kepong Bhd	MS	(591)	Receive SOFR – 6.00%^	1/27/2027	(10)
L&F Co., Ltd.	MS	10,023	Pay SOFR +0.75%^	3/16/2027	(2,481)
Leonardo SpA	JPM	66,134	Pay ESTR +0.20%*	5/27/2027	(8,574)
LG Corp.	MS	(783)	Receive SOFR - 0.35%^	3/15/2028	156
LG Electronics, Inc.	MS	(1,288)	Receive SOFR - 0.875%^	3/15/2028	249
LG Energy Solution, Ltd.	MS	11,675	Pay SOFR +0.75%^	3/26/2027	(1,851)
Lite-On Technology Corp.	MS	(1,152)	Receive SOFR - 0.675%^	8/19/2027	(68)
Lottomatica Group SpA	JPM	(48,746)	Receive ESTR - 0.10%*	6/8/2027	2,766
LS Electric Co., Ltd.	MS	151,670	Pay SOFR +0.75%^	3/26/2027	(15,732)
MediaTek, Inc.	MS	(6,096)	Receive SOFR - 0.35%^	8/19/2027	365
MFE-MediaForEurope NV	JPM	(2,319)	Receive ESTR - 4.26441%*	5/5/2027	137
MISC Bhd	MS	(251)	Receive SOFR – 16.75%^	1/27/2027	8
Moncler SpA	JPM	(32,440)	Receive ESTR - 0.20%*	6/8/2027	1,550
Morgan Stanley	JPM	(19,898)	Receive OBFR - 0.15%*	7/27/2027	(570)
Morgan Stanley Direct Lending	JPM	(12,737)	Receive OBFR - 0.515%*	7/26/2027	(300)
MSFDRUS 1[59]	MS	42,396,245	Receive Performance^	4/24/2028	617,615
MSVXTRV[60]	MS	809,400	Pay Performance^	10/2/2026	62
Nanya Technology Corp.	MS	42,462	Pay SOFR +0.75%*	8/19/2027	4,583
Nexi SpA	JPM	1,562	Pay ESTR +0.15%*	7/22/2027	(244)
Nippon Sanso Holdings Corp.	JPM	20,091	Pay TONAR +0.20%*	8/5/2026	1,469
Novatek Microelectronics Corp	MS	(989)	Receive SOFR - 4.50%^	8/19/2027	(70)
Old Dominion Freight Line, Inc.	GS	115,248	Pay SOFR +0.23%^	6/11/2029	(1,656)
OVS SpA	JPM	(4,619)	Receive ESTR - 0.20%*	6/9/2027	(1,150)
Pegatron Corp.	MS	(463)	Receive SOFR - 0.675%^	8/19/2027	(15)

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

TOTAL RETURN SWAPS (Continued)
Description	Counterparty	Notional Value	Variable Rate	Maturity Date	Unrealized Appreciation/ (Depreciation)
Persol Holdings Co., Ltd.	GS	$(21,012)	Receive TONAR +0.978%^	6/9/2029	$(830)
PharmaEssentia Corp.	MS	(2,959)	Receive SOFR - 1.6875%^	8/19/2027	(1,166)
Pirelli & C SpA	JPM	(29,389)	Receive ESTR - 0.20%*	6/9/2027	(2,941)
Poste Italiane SpA	JPM	460	Pay ESTR + 0.15%*	7/22/2027	128
President Chain Store Corp.	MS	(586)	Receive SOFR - 2.50%^	8/19/2027	18
Prysmian SpA	JPM	64,201	Pay ESTR +0.20%*	8/20/2027	(867)
Quanta Computer, Inc.	MS	(3,215)	Receive SOFR - 2.125%^	8/19/2027	48
Rainbow Robotics	MS	10,908	Pay SOFR +0.75%^	3/26/2027	(2,496)
Realtek Semiconductor Corp	MS	(1,247)	Receive SOFR – 4.00%^	8/19/2027	(324)
Reply SpA	JPM	(586)	Receive ESTR - 0.20%*	9/13/2027	64
S&P 500 Energy Index	JPM	4,794,224	Pay OBFR +.43%*	7/14/2027	(343,439)
Saipem SpA	JPM	42,675	Pay ESTR +0.15972%*	7/27/2027	814
Salvatore Ferragamo SpA	JPM	(17,978)	Receive ESTR - 0.8663%*	6/8/2027	(8,902)
Samsung Biologics Co., Ltd.	MS	(1,761)	Pay Performance^	3/15/2028	(46)
Samsung C&T Corp.	MS	(1,636)	Receive SOFR - 0.35%^	3/15/2028	125
Samsung Electro-Mechanics Co., Ltd.	MS	(5,286)	Receive SOFR - 0.35%^	3/15/2028	(392)
Samsung Electronics Co., Ltd.	MS	31,532	Pay SOFR +0.75%*	3/26/2027	(1,577)
Samsung Electronics Co., Ltd.	MS	(28,961)	Receive SOFR - 0.35%^	3/15/2028	970
Samsung Episholdings Co., Ltd.	MS	(298)	Receive SOFR - 3.75%^	3/15/2028	18
Samsung Heavy Industries Co., Ltd.	MS	(833)	Receive SOFR - 0.35%^	3/15/2028	167
Samsung SDI Co., Ltd.	MS	29,246	Pay SOFR + 0.75%^	3/26/2027	(3,897)
Samsung SDS Co., Ltd.	MS	(633)	Receive SOFR - 0.875%^	3/15/2028	139
SBCEFY[61]	BAR	313,289	Pay ESTR +0.30%^	7/6/2027	(5,703)
SD Guthrie Bhd	MS	(1,119)	Receive SOFR - 3.00%^	1/27/2027	15
Shihlin Electric & Engineering	MS	8,153	Pay SOFR +0.75%^	8/19/2027	411
Sinbon Electronics Co., Ltd.	MS	14,104	Pay SOFR +0.75%^	8/19/2027	275
Six Flags Entertainment Corp.	JPM	105	Pay OBFR +0.25%*	8/3/2027	1
SK Biopharmaceuticals Co., Ltd.	MS	(358)	Receive SOFR – 6.50%^	3/15/2028	19
SK Hynix, Inc.	MS	3,025	Pay SOFR +0.75%^	3/26/2027	383
SM Investments Corp.	MS	(1,382)	Receive SOFR - 2.50%^	5/2/2028	123
Stellantis NV	JPM	(35,418)	Receive ESTR - 0.20%*	6/9/2027	10,079
Taihan Cable & Solution Co., Ltd.	MS	23,478	Pay SOFR +0.75%^	3/26/2027	(4,023)
Technogym SpA	JPM	(6,143)	Receive ESTR - 0.17%*	6/9/2027	940
Technoprobe SpA	JPM	(4,099)	Receive ESTR - 0.10%*	9/13/2027	(163)
Terna - Rete Elettrica Nazionale	JPM	32,583	Pay ESTR + 0.16%*	6/3/2027	(62)
Thai Oil Public Company Limited	MS	(34,601)	Receive SOFR – 12.125%^	10/13/2027	(3,020)
TSMC	MS	(191,934)	Receive SOFR - 0.35%^	8/19/2027	(1,246)
UniCredit SpA	JPM	12,440	Pay ESTR + 0.20%*	7/16/2027	(115)
Unimicron Technology Corp.	MS	(4,202)	Receive SOFR -0.875%^	8/19/2027	(435)
Unipol Assicurazioni SpA	JPM	432	Pay ESTR +0.15%*	7/22/2027	42
Uni-President Enterprises Corp.	MS	(2,471)	Receive SOFR - 2.125%^	8/19/2027	82
United Microelectronics Corp.	MS	(5,646)	Receive SOFR - 0.90^	8/19/2027	(853)
Vanguard International Semiconductor Corp.	MS	(565)	Receive SOFR - 8.75%^	8/19/2027	(129)
Wan Hai Lines Ltd.	MS	(270)	Receive SOFR – 12.75%^	8/19/2027	16
Webuild SpA	JPM	1,655	Pay ESTR + 0.15%*	9/18/2027	(122)
Winbond Electronics Corp.	MS	38,127	Pay SOFR +0.75%*	8/19/2027	2,699
Wistron Corp.	MS	(1,291)	Receive SOFR - 3.375%^	8/19/2027	36

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

TOTAL RETURN SWAPS (Continued)
Description	Counterparty	Notional Value	Variable Rate	Maturity Date	Unrealized Appreciation/ (Depreciation)
WONIK IPS Co., Ltd.	MS	$51,770	Pay SOFR +0.75%*	3/26/2027	$(2,276)
XPLR Infrastructure LP	JPM	1,095	Pay OBFR +0.25%^	9/14/2027	14
XRJPFLC1[62]	JPM	15,676,870	Pay Performance^	7/13/2026	(29,582)
Yageo Corp.	MS	(2,475)	Receive SOFR – 1.00%^	8/19/2027	(513)
Yang Ming Marine Transport Corp.	MS	(307)	Receive SOFR – 8.75%^	8/19/2027	(2)
Yuhan Corp.	MS	(678)	Receive SOFR - 0.875%^	3/15/2028	85
Yum! Brands, Inc.	GS	(754)	Receive SOFR - 0.22%^	5/8/2029	(45)
TOTAL					$432,642

^	Pays monthly.

*	Pays at termination or maturity date.

Definitions
7DRepo	7-Day Repurchase Rate
ADR	American Depositary Receipt
A/S	Anonim Sirketi
BILLS	Treasury Bill Rate
BUBOR	Budapest Interbank Offered Rate
CDI	Brazil Interbank Deposit Certificate
CORRA	Canadian Overnight Repo Rate Average
ERKO	European Knock-Out Option
ESTR	Euro Short-Term Rate
EURIBOR	Euro Inter-Bank Offered Rate
HIBOR	Hong Kong Inter-Bank Offered Rate
IBR	Indicador Bancario de Referencia
ICP	Indice Camara Promedio
iOT	Inward One Touch Option
JIBAR	Johannesburg Interbank Average Rate
LLC	Limited Liability Company
LTD	Limited Company
MIBOR	Mumbai Interbank Offered Rate
MSCI	Morgan Stanley Capital International
NIBOR	Norwegian Interbank Offered rate
NV	Naamloze Vennootschap
OBFR	Overnight Bank Funding Rate
OT	One Touch Option
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S/A	Société Anonyme
SARON	Swiss Average Rate Overnight
SHIR	Shekel Overnight Interest Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SORA	Singapore Overnight Rate Average
TAIBOR	Taipei Interbank Offered Rate
THOR	Thai Overnight Rate
TIIE	Interbank Equilibrium Interest Rate
TONAR	Tokyo Overnight Average Rate
WIBOR	Warsaw Interbank Offered Rate

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Broker/Counterparty Definitions
BAML	Bank of America Merrill Lynch
BAR	Barclays
CIT	Citibank
GS	Goldman Sachs
JPM	JP Morgan
MS	Morgan Stanley
UBS	UBS

(a)	Percentage rounds to less than 0.1%.

(b)	Non-income producing security.

(c)	Foreign issued security.

(d)	Zero coupon bond.

(e)	Each option contract allows the holder of the option to purchase or sell 10 shares of the underlying index.

(f)	Option only pays if all terms are met on the expiration date.

(g)	Each contract is equivalent to one futures contract.

(h)	All or a portion of this investment is a holding of the Fulcrum Diversified Absolute Return Fund Cayman Fund “FDFC”.

(i)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

1	BCEFQLL is a custom basket of European high-quality stocks.

2	BCEFQLT is a custom basket of healthcare trends stocks.

3	BCEFQLY is a custom basket of European bank stocks.

4	BCEFSIZ is a custom basket of cyclical stocks.

5	BCEFVALL is a custom basket of global financial stocks.

6	BCEFVALS is a custom basket of global financial stocks.

7	BCEFYLDS is a custom basket of clean energy stocks.

8	BCERSVCS is a custom basket of reshoring stocks.

9	BCIIDISC is a custom basket of U.S. housing stocks. The components of the basket as of June 30, 2026 are shown on the following pages.

10	BCIIFFOD is a custom basket of consumer trends sector stocks.

11	BCIISHDF is a custom basket of defense stocks.

12	BCUFVAL is a custom basket of short trucking stocks.

13	BEFSAMD is used to get exposure to the AMD intraday momentum strategy.

14	BEFSAVG is used to get exposure to the Broadcom intraday momentum strategy.

15	BEFSFU1 is used to get exposure to the TSLA intraday momentum strategy.

16	BEFSFU2 is used to get exposure to the NVDA intraday momentum strategy.

17	BEFSFULH is a custom basket of HSI Index stocks used to get exposure to Hong Kong market during Asian trading hours, flatted before Asian market closes.

18	BEFSFULK is a custom basket of KOSPI Index stocks used to get exposure to Korea market during Asian trading hours, flatted before Asian market closes.

19	BEFSFULN is a custom basket of NKY Index stocks used to get exposure to Japan market during Asian trading hours, flatted before Asian market closes.

20	BEFSFULT is a custom basket of TAIEX Index stocks used to get exposure to Taiwan market during Asian trading hours, flatted before Asian market closes.

21	BEFSIDG is used to get exposure to gold intraday momentum strategy.

22	BEFSIDS is used to get exposure to silver intraday momentum strategy.

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

23	BEFSIFC is used to get exposure to WTI intraday momentum strategy.

24	BEFSMST is used to get exposure to the micro-strategy intraday momentum strategy.

25	BEFSSOX is used to get exposure to the semiconductor ETF intraday momentum strategy.

26	CEFMMT is a custom basket of climate change stocks.

27	CGFCMEM is global relative value equity momentum trades with long convexity or mispriced convexity features.

28	CIEQMUL replicates the difference between the S&P 1-day and 5-day variance.

29	CIEQMUT replicates the difference between the NASDAQ 1-day and 5-day variance. The components of the basket as of June 30, 2026 are shown on the following pages.

30	GSCBBZA is a custom basket of South American stocks.

31	GSIIFUE is a custom basket of quantitative equity market neutral strategy stocks. The components of the basket as of June 30, 2026 are shown on the following pages.

32	GSISI266 is a custom basket of stocks. The components of the basket as of June 30, 2026 are shown on the following pages.

33	GSMBAIC0 is a custom basket of technology stocks. The components of the basket as of June 30, 2026 are shown on the following pages.

34	GSMBCHC is a custom basket of U.S. stocks.

35	GSMBCRO is a custom basket of U.S. stocks.

36	GSMBCWO is global relative value equity momentum trades with long convexity or mispriced convexity features.

37	GSMEGTO is a custom basket of U.S. stocks.

38	GSSBDEFE is a custom basket of European defense stocks.

39	GSTMTDA is a custom basket of U.S. stocks.

40	GSXECHN is a custom basket of European stocks.

41	GSXECYCL is a custom basket of auto company stocks.

42	GSXGMEM is global relative value equity momentum trades with long convexity or mispriced convexity features.

43	GSXURAN is a custom basket of U.S. common stocks.

44	JP11DXYL is a custom basket of energy stocks.

45	JP1XCRI is a custom basket of U.S. mineral stocks.

46	JPBWIN is a custom basket of technology stocks.

47	JPFJBR2 is a custom basket of South American stocks.

48	JPFJBRL1 is a custom basket of South American stocks.

49	JPFUITSV is a custom basket of technology stocks.

50	JPFUKCP tracks companies whose major customers are the big memory makers, namely SK Hynix and Samsung.

51	JPFURU1 I is a custom basket of metal and coal stocks.

52	JPLNFUI is a custom basket of global equities. The components of the basket as of June 30, 2026 are shown on the following pages.

53	JPGLAG is a custom basket of athleisure stocks.

54	JPMOLAG is a custom basket of consumer trends stocks.

55	JPOSZB3F is a custom basket of U.S. common stocks. The components of the basket as of June 30, 2026 are shown on the following pages.

56	JPQLAG is a custom basket of athleisure stocks.

57	JPQWIN is a custom basket of cyclical stocks.

58	JPVWIN is a custom basket of consumer trends stocks.

59	MSFDRUS 1 – The components of the basket as of June 30, 2026 are shown on the following pages.

60	MSVXTRV replicates VIX call spread.

61	SBCEFY is a custom basket of European bank stocks

62	XRJPFLC1 is a custom basket of U.S. stocks. The components of the basket as of June 30, 2026 are shown on the following pages.

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

The following table represents the individual positions and related values of underlying securities of the BCIIDISC Index Total Return Swap with Barclays.^

Name	Quantity	Value	Weight
Wingstop, Inc.	(1,039)	$(179,839)	4.11%
Starbucks Corp.	(1,435)	(146,471)	3.35%
Wendy’s Co. (The)	(17,106)	(141,611)	3.24%
Vail Resorts, Inc.	(994)	(135,137)	3.09%
McDonald’s Corp.	(488)	(131,637)	3.01%
LKQ Corporation	(4,899)	(128,822)	2.95%
Chipotle Mexican Grill, Inc.	(3,750)	(127,312)	2.91%
Cheesecake Factory, Inc. (The)	(1,529)	(121,438)	2.78%
Best Buy Company, Inc.	(1,549)	(117,353)	2.68%
Domino’s Pizza, Inc.	(393)	(116,145)	2.66%
Wyndham Hotels & Resorts, Inc.	(1,356)	(114,067)	2.61%
Mohawk Industries, Inc.	(928)	(112,474)	2.57%
Pool Corporation	(519)	(111,434)	2.55%
Whirlpool Corporation	(2,790)	(109,811)	2.51%
Chewy, Inc., Class A	(5,410)	(106,166)	2.43%
Draftkings, Inc. - Class A	(4,193)	(105,762)	2.42%
Installed Building Products	(455)	(104,452)	2.39%
Floor & Decor Holdings, Inc., Class A	(1,751)	(103,811)	2.37%
United Parks & Resorts, Inc.	(2,156)	(102,792)	2.35%
MGM Resorts International	(2,129)	(101,668)	2.32%
Norwegian Cruise Line Holdings	(4,635)	(97,701)	2.23%
Penn Entertainment, Inc.	(4,283)	(91,351)	2.09%
Six Flags Entertainment Corporation	(4,240)	(90,193)	2.06%
Choice Hotels International, Inc.	(819)	(90,165)	2.06%
Thor Industries, Inc.	(1,147)	(86,072)	1.97%
Masco Corp.	(1,059)	(86,059)	1.97%
Harley-Davidson, Inc.	(3,259)	(79,607)	1.82%
Wynn Resorts Ltd.	(752)	(72,881)	1.67%
Newell Brands, Inc.	(11,854)	(72,684)	1.66%
Papa John’s International, Inc.	(1,955)	(71,797)	1.64%
Genuine Parts Company	(578)	(68,074)	1.56%
Carmax, Inc.	(1,230)	(64,941)	1.49%
Dorman Products, Inc.	(470)	(64,013)	1.46%
Patrick Industries, Inc.	(689)	(61,794)	1.41%
RH	(338)	(55,603)	1.27%
Cracker Barrel Old Country Store, Inc.	(1,032)	(54,937)	1.26%
Royal Caribbean Cruises Ltd.	(173)	(54,910)	1.26%
Shake Shack, Inc. Class A	(981)	(54,891)	1.26%
Callaway Golf Company	(2,835)	(53,189)	1.22%
Mattel, Inc.	(3,768)	(52,225)	1.19%
Polaris, Inc.	(719)	(49,132)	1.12%
SiteOne Landscape Supply, Inc.	(417)	(47,685)	1.09%
Sweetgreen, Inc., Class A	(4,891)	(43,033)	0.98%
Restaurant Brands International	(519)	(37,546)	0.86%
Upbound Group, Inc.	(1,652)	(35,003)	0.80%
Winnebago Industries, Inc.	(1,119)	(34,905)	0.80%
LCI Industries	(321)	(33,978)	0.78%
International Game Technology PLC	(3,043)	(32,574)	0.74%
Target Corporation	(248)	(32,330)	0.74%
BRP, Inc.	(508)	(30,955)	0.71%
Other Underlying Index Components*	(6,896)	(154,659)	3.53%
		$(4,373,089)	100.00%

The following table represents the individual positions and related values of underlying securities of the CIEQMUT1 Index Total Return Swap with Citibank.^

Name	Quantity	Value	Weight
Nasdaq 100 E-Mini Sep26	(21,085)	$(4,802,157)	100.00%
		$(4,802,157)	100.00%

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

The following table represents the individual positions and related values of underlying securities of the GSIIFUE Index Total Return Swap with Goldman Sachs.

Name	Quantity	Value	Weight
Cash		$8,011,734	99.98%
Severn Trent PLC	706	27,710	0.35%
Gaxtransport et Techniga SA	126	26,799	0.33%
Italgas SPA	2,311	26,778	0.33%
Danone SA	(323)	(26,500)	-0.33%
Vår Energi AS	6,237	25,960	0.32%
Symrise AG	(258)	(25,891)	-0.32%
Givaudan	(6)	(25,623)	-0.32%
SBM Offshore NV	735	25,481	0.32%
United Utilities Group PLC	1,461	25,389	0.32%
Novonesis (Novozymes) Class B	(399)	(25,170)	-0.31%
Chocoladefabriken Lindt	—	(24,734)	-0.31%
Sage Group PLC	2,274	24,628	0.31%
Auto Trader Group PLC	3,697	24,492	0.31%
Harbour Oil PLC	8,420	24,027	0.30%
SNAM SPA	3,313	23,921	0.30%
Nestlé S.A.	(231)	(23,747)	-0.30%
Essity Aktiebogal Class B	(826)	(23,423)	-0.29%
Swisscom AG	(28)	(21,868)	-0.27%
DSM Firmenich AG	(225)	(21,363)	-0.27%
GSK PLC	807	21,217	0.27%
Barry Callebaut AG	(15)	(21,061)	-0.26%
EDP Energias de Portugal SA	3,956	20,721	0.26%
Swiss Prime Site	(124)	(20,302)	-0.25%
Cellnex Telecom SA	(668)	(19,959)	-0.25%
Heineken NV	(234)	(19,672)	-0.25%
Castellum AB	(1,491)	(19,616)	-0.25%
Repsol SA	769	19,341	0.24%
Svenska Cellulosa AB	(1,824)	(18,680)	-0.23%
Ipsen	97	18,670	0.23%
Telenor ASA	(1,295)	(18,554)	-0.23%
Yara International ASA	416	18,291	0.23%
Thales SA	(71)	(18,232)	-0.23%
Telefonica SA	(4,400)	(17,687)	-0.22%
Vallourec SA	753	17,636	0.22%
A2A SPA	6,807	17,589	0.22%
Rightmove PLC	3,013	17,525	0.22%
Helvetia Holding AG	(68)	(17,519)	-0.22%
Air Liquid SA	(88)	(17,399)	-0.22%
Deutsche Boerse AG	(64)	(17,393)	-0.22%
Getlink Se SE	793	16,854	0.21%
SAAB AB Class B	(321)	(16,684)	-0.21%
Convatec Group PLC	5,834	16,647	0.21%
SGS SA	(143)	(16,576)	-0.21%
Swiss Life Holding AG	(15)	(16,573)	-0.21%
Kerry Group PLC Class A	(180)	(16,566)	-0.21%
Engie	524	16,515	0.21%
Bluenord ASA	318	16,011	0.20%
Tryg A/S	695	15,826	0.20%
Fresenius Medical Care AG	(346)	(15,648)	-0.20%
Berkeley Group Holdings	(337)	(15,645)	-0.19%
Other Underlying Index Components*	254,823	55,508	0.69%
		$8,013,185	100.00%

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

The following table represents the individual positions and related values of underlying securities of the GSISI266 Index Total Return Swap with Goldman Sachs.

Name	Quantity	Value+	Weight
Cash		$13,781,747	88.42%
JPN 10 Year Bond Future Sep26	5	887,784	5.70%
Long Gilt Future Sep26	(4)	(664,552)	-4.26%
CORN FUTURE Sep26	(2)	(320,461)	-2.06%
Cattle Feeder Future Aug26	2	291,147	1.87%
Soybean Meal Future Dec26	2	260,804	1.67%
Euro-OAT Future Sep26	2	252,926	1.62%
Euro-BTP Future Sep26	1	232,858	1.49%
Corn Future Dec26	(1)	(216,592)	-1.39%
Rapeseed Euro Aug26	1	209,471	1.34%
White Sugar Future Oct26	1	143,107	0.92%
Mill Wheat Future Sep26	(1)	(135,241)	-0.87%
Coffee Robusta Future Sep26	1	135,125	0.87%
Soybean Future Nov26	(1)	(134,401)	-0.86%
EXC Emmision Future Dec26	1	126,133	0.81%
Euro-Schatz Future Sep26	(1)	(125,620)	-0.81%
Canadian 10 Year Bond Future Sep26	1	125,221	0.80%
Lean Hogs Future Aug26	(1)	(119,002)	-0.76%
MIAX Red Wheat Future Sep26	(1)	(117,872)	-0.76%
Sugar #11 Future Mar27	(1)	(105,923)	-0.68%
Cotton No. 2 Future Dec26	(1)	(105,636)	-0.68%
US Long Bond Future Sep 26	1	103,022	0.66%
Gasoline RBOB Future Nov26	1	100,775	0.65%
Copper Future Sep26	(1)	(98,736)	-0.63%
Natural Gas Future Nov26	1	93,131	0.60%
Brent Crude Future Jul27	1	91,342	0.59%
Copper Future Dec26	1	86,726	0.56%
LME Nickel Future Nov26	(1)	(82,987)	-0.53%
Long Gilt Future Sep26	—	79,329	0.51%
WTI Crude Future Jul27	—	73,985	0.47%
LME Aluminum Future Nov26	—	(72,640)	-0.47%
Gasoline RBOB Future Aug26	—	70,812	0.45%
Low Su Gasoil Future Nov26	—	68,549	0.44%
Wheat Future Dec26	—	67,062	0.43%
WTI CRUDE FUTURE Sep26	—	(65,782)	-0.42%
BRENT CRUDE FUTR Sep26	—	(64,838)	-0.42%
Live Cattle Future Dec26	—	63,314	0.41%
SET50 Future Sep26	—	63,049	0.40%
EURO-BOBL Future Sep26	—	(62,665)	-0.40%
IODEX IO Future Aug26	—	61,914	0.40%
Wheat Future Sep26	—	60,515	0.39%
Palladium Future Sep26	—	(58,587)	-0.38%
US 2 Year Note Future Sep26	—	58,320	0.37%
KOSPI Index Future Sep26	—	55,122	0.35%
Gold 100 OZ Future Aug26	—	54,753	0.35%
Brent Crude Future Jan27	—	53,435	0.34%
US 5 Year Note Future Sep26	—	52,474	0.34%
Euro STOXX 50 Future Sep26	—	(51,371)	-0.33%
FTSE/JSE Top 40 Future Sep26	—	50,804	0.33%
NY Harb ULSD Future Aug26	—	(49,180)	-0.32%
NY Harb ULSD Future Nov26	—	48,860	0.31%
Other Underlying Index Components*	—	335,188	2.17%
		$15,586,718	100.00%

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

The following table represents the individual positions and related values of underlying securities of the GSMBAICO Index Total Return Swap with Goldman Sachs.^

Name	Quantity	Value	Weight
Micron Technology, Inc.	379	$437,882	7.91%
NVIDIA Corporation	2,016	403,328	7.29%
SK Hynix, Inc.	219	374,622	6.77%
Fujikura Ltd.	9,320	357,428	6.46%
Cambricon Technologies Corporation Ltd.	1,518	356,805	6.45%
King Slide Works Co., Ltd.	1,227	283,557	5.12%
Taiwan Semiconductor Manufacturing Company Ltd.	536	255,776	4.62%
Hygon Information Technologies - Class A	4,677	255,165	4.61%
GE Vernova, Inc.	197	230,881	4.17%
Vertiv Holdings Company	667	223,230	4.03%
Amphenol Corp.-Class A	1,251	220,500	3.98%
Arista Networks, Inc.	1,257	213,480	3.86%
Wistron Corp.	42,375	210,893	3.81%
Broadcom, Inc.	549	207,484	3.75%
ADVANTEST Corporation	1,021	202,928	3.67%
Alphabet, Inc. - Class C	555	196,085	3.54%
Asia Vital Components Co., Ltd.	2,461	195,133	3.52%
Amazon.com, Inc.	707	168,508	3.04%
Shibaura Mechatronics Corporation	5,013	142,389	2.57%
Talen Energy Corporation	369	141,680	2.56%
Meta Platforms, Inc.	238	133,821	2.42%
Constellation Energy Corporation	506	125,752	2.27%
AppLovin Corporation	220	113,199	2.04%
Microsoft Corporation	229	85,357	1.54%
		$5,535,883	100.00%

The following table represents the individual positions and related values of underlying securities of the JPLNFUI Index Total Return Swap with JP Morgan.^

Name	Quantity	Value	Weight
JPLNFUEU Index	13,953	$1,400,090	35.41%
JPLNFUNA Index	13,952	1,374,418	34.77%
JPLNFUJP Index	5,978	596,152	15.08%
JPLNFUAP Index	5,978	583,540	14.76%
JPONEUSD Index	(886)	(886)	-0.02%
		$3,953,314	100.00%

The following table represents the individual positions and related values of underlying securities of the JPOSZB3F Index Total Return Swap with JP Morgan.^

Name	Quantity	Value	Weight
DIS US 01/15/27 C100	(32,049)	$(3,085,912)	20.75%
DIS US 01/15/27 P100	(32,049)	(3,085,912)	20.75%
NKE US 01/15/27 C45	(50,191)	(2,061,124)	13.86%
NKE US 01/15/27 P45	(50,191)	(2,061,124)	13.86%
BMY US 01/15/27 P55	(35,249)	(2,031,805)	13.66%
BMY US 01/15/27 C55	(35,249)	(2,031,805)	13.66%
MDT US 01/15/27 C77.5	(14,422)	(1,128,642)	7.59%
MDT US 01/15/27 P77.5	(14,422)	(1,128,642)	7.59%
BMY US 01/15/27 C60	(18,404)	(1,060,837)	7.13%
BMY US 01/15/27 P60	(18,404)	(1,060,837)	7.13%
ABT US 01/15/27 P87.5	(11,384)	(1,033,327)	6.95%
ABT US 01/15/27 C87.5	(11,384)	(1,033,327)	6.95%
AMD US 01/15/27 C550	1,645	955,802	-6.43%
AMD US 01/15/27 P550	1,645	955,802	-6.43%
ABT US 01/15/27 C92.5	(10,353)	(939,787)	6.32%
ABT US 01/15/27 P92.5	(10,353)	(939,787)	6.32%
INTC US 01/15/27 P135	5,947	830,688	-5.59%
INTC US 01/15/27 C135	5,947	830,688	-5.59%
ISRG US 01/15/27 C415	(2,038)	(810,958)	5.45%
ISRG US 01/15/27 P415	(2,038)	(810,958)	5.45%
KLAC US 01/15/27 P215	(2,373)	(716,184)	4.82%
KLAC US 01/15/27 C215	(2,373)	(716,184)	4.82%
BSX US 01/15/27 C45	(16,104)	(687,571)	4.62%
BSX US 01/15/27 P45	(16,104)	(687,571)	4.62%

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Name	Quantity	Value	Weight
CRWD US 01/15/27 P670	870	$663,975	-4.45%
CRWD US 01/15/27 C670	870	663,975	-4.46%
CRWD US 01/15/27 C710	826	630,739	-4.24%
CRWD US 01/15/27 P710	826	630,739	-4.24%
INTC US 01/15/27 C110	3,952	551,966	-3.71%
INTC US 01/15/27 P110	3,952	551,966	-3.71%
Intel Corporation	(3,937)	(549,933)	3.70%
Advanced Micro Devices	(945)	(549,398)	3.69%
AMD US 01/15/27 P500	891	517,657	-3.48%
AMD US 01/15/27 C500	891	517,657	-3.48%
Crowdstrike Holdings, Inc.	(654)	(499,422)	3.36%
QCOM US 01/15/27 C190	2,678	495,068	-3.33%
QCOM US 01/15/27 P190	2,678	495,068	-3.33%
KLA Corp.	1,506	454,584	-3.06%
ORCL US 01/15/27 P190	2,850	417,798	-2.81%
ORCL US 01/15/27 C190	2,850	417,798	-2.81%
APP US 01/15/27 P590	768	396,004	-2.66%
APP US 01/15/27 C590	768	396,004	-2.66%
QCOM US 01/15/27 P230	2,060	380,719	-2.56%
QCOM US 01/15/27 C230	2,060	380,719	-2.56%
QCOM US 01/15/27 C220	2,039	377,005	-2.53%
QCOM US 01/15/27 P220	2,039	377,005	-2.53%
MU US 01/15/27 C1170	324	373,987	-2.52%
MU US 01/15/27 P1170	324	373,987	-2.52%
BMY US	6,081	350,546	-2.36%
ABT US	3,602	326,943	-2.20%
Other Underlying Index Components*	(2,200)	(475,929)	3.20%
		$(14,872,087)	100.00%

The following table represents the individual positions and related values of underlying securities of the MSFDRUS I Index Total Return Swap with Morgan Stanley.

Name	Quantity	Value	Weight
Cash		$35,668,980	84.13%
STOXX Europe 600 Oil & Gas	7,054	3,938,635	9.29%
S&P 500 Consumer Staples	1,420	1,310,683	3.09%
U.S. Momentum (Short)	9,850	1,191,944	2.81%
AxJ Growth (Long)	(100,601)	(1,087,787)	-2.57%
Passively Held (Long)	3,602	718,447	1.70%
AxJ Momentum (Long)	(42,372)	(647,598)	-1.53%
Operational Efficiency (Long)	(3,551)	(573,466)	-1.35%
Wheaton Precious Metal	(5,087)	(571,372)	-1.35%
U.S. Momentum (3 Month Long)	(1,339)	(552,951)	-1.30%
Franco Nevada Corporation	(2,435)	(507,551)	-1.20%
Sumitomo Mitsui Trust Group, Inc.	11,512	428,885	1.01%
Mitsubishi Ufj Financial Group, Inc.	20,765	409,604	0.97%
MS Crowd	(1,304)	(376,234)	-0.89%
Resona Holdings, Inc.	27,948	362,028	0.85%
JP Value (Long)	(206,993)	(346,366)	-0.82%
Yokohama Financial Group, Inc.	31,649	337,261	0.80%
Mizuho Financial Group, Inc.	6,853	326,380	0.77%
Chiba Bank Ltd.	19,455	295,212	0.70%
Domestic Exposure	(2,879)	(293,349)	-0.69%
Skyverse Technology Co., Ltd. Class A	4,512	285,927	0.67%
GLP	(2,712)	(284,624)	-0.67%
FTAI Aviation Ltd.	1,042	281,892	0.67%
Loblaw Companies Ltd.	6,042	274,110	0.65%
Mebuki Financial Group, Inc.	27,598	239,687	0.57%
Howmet Aerospace, Inc.	887	238,479	0.56%
Sandvik	5,676	234,042	0.55%
Piotech, Inc. Class A	1,904	233,458	0.55%
Woodward, Inc.	541	230,163	0.54%
Continental AG	(2,785)	(229,613)	-0.54%
Blue Owl Capital Corporation	(20,499)	(222,824)	-0.53%
JP Value (Short)	(91,256)	(212,333)	-0.50%
Advanced Micro-Fabrication Class A	2,972	205,200	0.48%
EU Expensive Value	(902)	(203,705)	-0.48%
Fukuoka Financial Group, Inc.	4,762	200,257	0.47%

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Name	Quantity	Value+	Weight
China Petroleum & Chemical Corporation	(385,436)	$(196,577)	-0.46%
KonFoong Materials International Class A	3,368	182,956	0.43%
Naura Technology Group Co. Class A	1,399	182,374	0.43%
Ares Capital	(9,729)	(180,278)	-0.42%
HWATSING Technology Co., Ltd. Class A	3,775	179,239	0.42%
Apollo Global Management, Inc.	(1,465)	(173,324)	-0.41%
Epiroc Class A	6,296	172,617	0.41%
Royal Gold	(860)	(171,665)	-0.40%
Shizuoka Financial Group, Inc.	9,211	171,382	0.40%
Shell PLC	(4,369)	(170,046)	-0.40%
Volswagen AG Preferred	(2,119)	(169,717)	-0.40%
Toyota Motor Corporation	(10,054)	(168,515)	-0.40%
Recruit Holdings Co., Ltd.	(2,415)	(168,298)	-0.40%
Valeo	(11,427)	(167,312)	-0.39%
ACM Research Shanghai, Inc. Class A	2,611	166,230	0.39%
General Electric	431	161,078	0.38%
Other Underlying Index Components*	(571,939)	1,446,043	3.41%
		$42,397,688	100.00%

The following table represents the individual positions and related values of underlying securities of the XRJPFLC1 Index Total Return Swap with JP Morgan.^

Name	Quantity	Value+	Weight
USD 3 Year Iterest Rate Swap September 2029	2,789,404	$2,786,477	92.76%
USD 3 Year Iterest Rate Swap December 2029	2,774,035	2,771,125	92.25%
EUR 3 Year Interest Rate Swap September 2029	(1,302,212)	(1,480,883)	-49.30%
EUR 3 Year Interest Rate Swap December 2029	(1,299,516)	(1,477,816)	-49.20%
Euro-Schatz Future Sep26	(12)	(1,430,001)	-47.60%
Short Euro BTP Future Sep26	9	1,152,822	38.38%
JPY 3 Year Interest Rate Swap December 2029	181,549,775	1,121,345	37.33%
JPY 3YR U6 IRS 1.56313 16/09/2026 (IMM) - (OIS) 16/09/2029	180,921,952	1,117,467	37.20%
USD 10 Year Interest Rate Swap December 2036	(944,138)	(943,148)	-31.40%
USD 10YR U6 IRS 3.87021 16/09/2026 (IMM) - (OIS) 16/09/2036	(939,243)	(938,258)	-31.23%
Euro-Bund Future Sep26	(4)	(625,671)	-20.83%
US 10 Year Note Future Sep26	(5)	(604,447)	-20.12%
GBP 3 Year Interest Rate Swap December 2029	423,804	558,835	18.60%
GBP 3 Year Interest Rate Swap September 2029	423,389	558,288	18.59%
AUD 3 Year Interest Rate Swap September 2029	(747,562)	(514,978)	-17.14%
EUR 10 Year Interest Rate Swap December 2036	431,835	491,085	16.35%
AUD 3 Year Interest Rate Swap December 2029	(712,485)	(490,814)	-16.34%
EUR 10 Year Interest Rate Swap September 2036	424,925	483,227	16.09%
Euro-Bund Future Sep26	3	455,953	15.18%
Euro-BTP Future Sep26	(3)	(446,838)	-14.88%
Canadian 10 Year Bond Future Sep26	5	396,159	13.19%
Euro-OAT Future Sep26	(3)	(395,004)	-13.15%
Long Gilt Future Sep26	3	382,678	12.74%
CAD 3 Year Interest Rate Swap September 2029	538,760	379,158	12.62%
CAD 3 Year Interest Rate Swap December 2029	537,289	378,123	12.59%
JPY 10 Year Interest Rate Swap December 2036	(59,826,535)	(369,519)	-12.30%
JPY 10 Year Interest Rate Swap September 2036	(59,281,416)	(366,152)	-12.19%
JPN 10 Year Bond Future Sep26	—	(350,474)	-11.67%
Euro-Bund Future Sep26	(2)	(336,620)	-11.21%
CHF 2 Year Interest Rate Swap December 2029	268,707	331,505	11.04%
Euro-BTP Future Sep26	2	330,746	11.01%
CHF 2 Year Interest Rate Swap September 2029	267,796	330,381	11.00%
Euro-OAT Future Sep26	2	326,931	10.88%
MARKIT CDX.NA.IG.46 06/31 V1	(287,876)	(287,574)	-9.57%
Copper Future Sep26	(2)	(250,396)	-8.34%
JPY 3 Year Interest Rate Swap December 2029	(39,379,135)	(243,459)	-8.11%
JPY 3YR U6 IRS 1.56313 16/09/2026 (IMM) - (OIS) 16/09/2029	(39,242,957)	(242,617)	-8.08%
USD 3 Year Iterest Rate Swap September 2029	197,380	197,173	6.56%
USD 3 Year Iterest Rate Swap December 2029	196,292	196,086	6.53%
GBP 10 Year Interest Rate Swap December 2036	(147,377)	(194,333)	-6.47%
GBP 10YR U6 IRS 4.01578 16/09/2026 (IMM) - (OIS) 16/09/2036	(143,627)	(189,388)	-6.31%
AUD 10 Year Interest Rate Swap September 2036	259,363	178,669	5.95%
JPN 10 Year Bond Future Sep26	—	(176,250)	-5.87%
AUD 10 Year Interest Rate Swap December 2036	252,807	174,153	5.80%
BRENT CRUDE FUTR Sep26	2	157,878	5.26%

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Name	Quantity	Value+	Weight
JPY 5 Year Interest Rate Swap December 2036	(25,067,546)	$(154,979)	-5.16%
JPY 5YR U6 IRS 1.72599 16/09/2026 (IMM) - (OIS) 16/09/2031	(24,966,371)	(154,353)	-5.14%
GBP 3 Year Interest Rate Swap December 2029	113,261	149,347	4.97%
GBP 3 Year Interest Rate Swap September 2029	113,150	149,201	4.97%
Copper Future Dec26	1	141,658	4.72%
Other Underlying Index Components*	(95,537,599)	(28,543)	-0.95%
		$3,003,955	100.00%

+	The basket comprise dynamic exposure to a number of public, rules based indices offered by the Fund’s counterparties. These indices comprise dynamic,

^	Components include cash and foreign cash balances which may not be reflected below.

*	Largest 50 underlying components by market value at June 30, 2026.

Summary of Indices Exposure within GSIS1266, JPLNFUI1 and XRJPFLC1:

Index	Description

ABGSCRVB Index	Commodities beta-constrained carry. Seeks to extract returns from the rolldown of commodities contracts along the curve; BCOM weighted on the long side and short BCOM itself to reduce directionality.

ABGSFCT2 Index	Frontier commodities trend. Medium tem trend following on commodities with lower speculative interest (more producer interest)

ABGSRSCE Index	Commodities long enhanced roll. Seeks to extract returns from passive rolling of commodities contracts ahead of the BCOM index rules (long/short).

GSXAS03F Index	Multi-asset skewness. Extracting returns from futures and FX forwards by shorting those with excessive positive skewness in returns and going long those with excessive negative skewness in returns

ABGSSA02 Index	Commodities seasonal persistence. Seeks to extract returns by going long commodities futures whose historical seasonal performance has been positive and by going short those whose historical seasonal performance has been negative.

GSFXCA02 Index	FX carry. Extracts returns from being long currencies with high risk adjusted carry and short currencies with low risk adjusted carry, with overall exposure optimised to reduce realised equity beta.

GSFXVA01 Index	FX Value. Extracts returns by being long currencies with a low real effective (price level adjusted) exhange rate (REER) and short currencies with a high REER.

GSIRCA03 Index	Rates carry (bonds). Seeks to extract returns by going long fixed income futures with high risk adjusted carry, with overall beta to the US Treasury market designed to be zero.

GSIRVA01 Index	Rates value. Fixed income futures value strategy that goes long bond futures with high real yields and short those with low real yields.

GSSWCA07 Index	Rates carry (IRS). Seeks to extract returns by going long fixed income swaps with high risk adjusted carry, with overall beta to the US Treasury market designed to be zero.

GSSWTR01 Index	Short end rates trend. Medium tem trend following on interest rate swaps from DM and EM markets implemented at the 2y tenor point.

ABGSXSBM Index	Commodities basis momentum. Seeks to extract returns by going long commodities whose curve is flattening relative to its history, and going short commodies whose curve is steepening relative to its history.

ABGSCMLS Index	Commodities carry momentum. Seeks to extract returns by going long commodities whose change in carry is positive, and going short commodies whose change in carry is negative.

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Summary of Indices Exposure within GSIS1266, JPLNFUI1 and XRJPFLC1 (Continued):

Index	Description

AIJPXSK1 Index	Cross asset skewness. Extracting returns from futures and FX forwards by shorting those with excessive positive skewness in returns and going long those with excessive negative skewness in returns

AIJPBT15 Index	Macro indicators trend. Seeks to extract returns by building a measure of economic momentum, then by going long (short) assets which tend to perform in positive (negative) macroeconomic environments.

JMABCCC1 Index	Commod curve carry. Seeks to extract returns from the rolldown of commodities contracts along the curve selecting contracts using momentum weighting.

JMABLCCU Index	Commod curve carry, producer driven. Seeks to extract returns from the rolldown of commodities contracts along the curve, selecting contracts with high producer interest (and low speculator intrerest).

JMABSEAS Index	Commodities seasonality. Seeks to extract returns from commodity spread positions by going long (short) spreads with positive (negative) seasonality characteristics.

JPDRXMA2 Index	Commodities enhanaced congestion. Use a momentum signal to predict congestion in commodities contract rolls, and seek to profit from this congestion.

JMABNPM2 Index	Mutlifactor commodities value. Both strategies seek to generate returns by looking at various measures of commodities value, e.g. substitutability, refining costs, etc.

JCOPCFXC Index	Commods value.

JMFXTECL Index	USD capped, beta constrained FX carry. Extracts returns from being long currencies with high risk adjusted carry and short currencies with low risk adjusted carry, with overall exposure optimised to reduce realised equity beta.

JSDNREC1 Index	G8 rates carry but cross tenor implemementation. Seeks to extract returns by going long fixed income swaps with high risk adjusted carry, using multiple tenors across the curve.

JMABSKNS Index	Commodity time spreads skewness. Extracting returns from commodity curve positions by shorting those curves with excessive positive skewness in returns and going long those with excessive negative skewness in returns

JMABCCVB Index	Commodity time spreads value. Seeks to generate returns by looking at various measures of commodities value, e.g. substitutability, refining costs, etc. but entering into spread positions across the curve.

JPLNFUI1 Index	Dynamically allocated equity strategy. Seeks returns through exposure to regional long-short leveraged single-stock indices covering Europe, North America, Asia-Pacific and Japan.

See accompanying notes to consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026

ASSETS
Investment securities:
At cost	$254,403,190
At fair value	$251,686,594
Cash collateral for derivative instruments	22,420,442
Cash on deposit with broker	49,940,841
Cash and cash equivalents	4,395,418
Foreign cash (Cost - $3,550,237)	3,520,610
Unrealized appreciation from swap contracts	3,736,712
Unrealized appreciation from forward foreign currency contracts	1,696,579
Unrealized appreciation from futures contracts	1,673,723
Receivable for currency contracts	2,284,718
Receivable for securities sold	1,633,408
Receivable for swaps	966,908
Premiums paid for swaps	624,232
Receivable for fund shares sold	502,661
Dividends and interest receivable	236,920
Prepaid expenses and other assets	28,470
TOTAL ASSETS	345,348,236

LIABILITIES
Due to broker - foreign currency (Cost - $1,280,662)	978,030
Due to broker - options	79,813
Options written, at fair value (Premiums received $10,983,487)	8,389,477
Net unrealized depreciation of futures contracts	6,278,121
Unrealized depreciation on swap contracts	2,116,741
Net unrealized depreciation from forward foreign currency contracts	993,257
Premiums received from swaps	410,732
Payable for currency contracts	4,837,770
Payable for investments purchased	1,810,388
Payable for fund shares redeemed	58,367
Investment advisory fees payable	162,667
Audit and tax fees payable	147,975
Payable to related parties	25,312
Shareholder services fees payable - Class I	19,571
Trustees fees payable	881
Accrued expenses and other liabilities	37,112
TOTAL LIABILITIES	26,346,214
NET ASSETS	$319,002,022

Composition of Net Assets:
Paid in capital	$297,164,896
Accumulated earnings	21,837,126
NET ASSETS	$319,002,022

See accompanying notes to consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Continued)
June 30, 2026

Net Asset Value Per Share:
Super Institutional Class Shares:
Net Assets	$167,636,975
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	16,437,067
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.20

Institutional Class Shares:
Net Assets	$151,365,047
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	14,916,839
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.15

See accompanying notes to consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Year Ended June 30, 2026

INVESTMENT INCOME
Dividends	$412,785
Interest	7,007,241
Less: Foreign withholding taxes	(16,873)
TOTAL INVESTMENT INCOME	7,403,153

EXPENSES
Investment advisory fees	2,499,639
Shareholder services fees
Institutional Class	102,489
Administrative services fees	382,184
Audit and tax fees	201,173
Registration fees	84,369
Transfer agent fees	78,312
Legal fees	53,082
Custodian fees	50,019
Compliance officer fees	33,640
Printing and postage expenses	27,817
Trustees fees and expenses	15,644
Insurance expense	4,213
Other expenses	3,738
TOTAL EXPENSES	3,536,319
Less: Fees waived by the Advisor	(124,863)
NET EXPENSES	3,411,456
NET INVESTMENT INCOME	3,991,697

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) from:
Investment transactions	45,957,142
Swap contracts	6,160,486
Options written	(27,096,457)
Futures contracts	5,512,215
Forward foreign currency exchange contracts	(328,340)
Foreign currency transactions	(1,718,829)
28,486,217

Net change in unrealized appreciation/(depreciation) of:
Investments	(5,302,590)
Swap contracts	(892,958)
Options written	2,848,629
Futures contracts	(5,807,098)
Forward foreign currency exchange contracts	567,872
Foreign currency translations	93,813
(8,492,332)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	19,993,885
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,985,582

See accompanying notes to consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30,	June 30,
	2026	2025
FROM OPERATIONS
Net investment income	$3,991,697	$3,811,467
Net realized gain from investment transactions, options written,
swap contracts, futures contracts, forward foreign exchange contracts and foreign currency transactions	28,486,217	8,828,289
Net change in unrealized appreciation/(depreciation) of investments options written, swap contracts, futures contracts, forward foreign exchange contracts and foreign currency translations	(8,492,332)	3,429,291
Net increase in net assets resulting from operations	23,985,582	16,069,047

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(8,023,369)	(3,214,209)
Super Institutional Class	(9,872,095)	(4,918,573)
Decrease in net assets from distributions to shareholders	(17,895,464)	(8,132,782)

CAPITAL TRANSACTIONS
Proceeds from shares sold:
Institutional Class	68,866,574	50,377,578
Super Institutional Class	31,671,550	14,265,630
Net asset value of shares issued in reinvestment of distributions:
Institutional Class	7,784,133	3,028,570
Super Institutional Class	5,896,340	2,681,869
Payments for shares redeemed:
Institutional Class	(35,680,931)	(23,760,719)
Super Institutional Class	(8,679,614)	(11,589,816)
Net increase in net assets from shares of beneficial interest	69,858,052	35,003,112

TOTAL INCREASE IN NET ASSETS	75,948,170	42,939,377

NET ASSETS
Beginning of Year	243,053,852	200,114,475
End of Year	$319,002,022	$243,053,852

See accompanying notes to consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	June 30,	June 30,
	2026	2025
SHARE ACTIVITY
Institutional Class:
Shares Sold	6,669,741	5,346,392
Shares Reinvested	802,488	320,823
Shares Redeemed	(3,461,485)	(2,487,709)
Net increase in shares of beneficial interest outstanding	4,010,744	3,179,506

Super Institutional Class:
Shares Sold	3,053,655	1,512,938
Shares Reinvested	604,753	282,898
Shares Redeemed	(853,341)	(1,199,718)
Net increase in shares of beneficial interest outstanding	2,805,067	596,118

See accompanying notes to consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Super Institutional Class
	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	June 30	June 30		June 30		June 30		June 30
	2026	2025		2024		2023		2022

Net asset value, beginning of year	$9.93	$9.65		$8.90		$9.20		$10.03
Activity from investment operations:
Net investment income/(loss) (1)	0.15	0.18		0.21		0.14		(0.08)
Net realized and unrealized gain/(loss) on investments	0.83	0.51		0.62		(0.32)		0.06
Total from investment operations	0.98	0.69		0.83		(0.18)		(0.02)
Less distributions from:
Net investment income	(0.44)	(0.30)		(0.08)		—		(0.81)
Net realized gains	(0.27)	(0.11)		—		(0.12)		—
Total distributions	(0.71)	(0.41)		(0.08)		(0.12)		(0.81)
Net asset value, end of year	$10.20	$9.93	(2)	$9.65	(2)	$8.90	(2)	$9.20
Total return (3)	10.19%	7.35	% (2)	9.40	% (2)	(2.01	)% (2)	0.02%
Net assets, at end of year (000s)	$167,637	$135,305		$125,854		$126,697		$85,504
Ratios including the income and expenses of FDFC*
Ratio of gross expenses to average net assets (4)(5)	1.24%	1.24%		1.19%		1.30%		1.37%
Ratio of net expenses to average net assets (6)	1.19%	1.13%		1.05%		1.10%		1.08%
Ratio of net investment income/(loss) to average net assets (7)	1.47%	1.88%		2.26%		1.55%		(0.85)%
Portfolio Turnover Rate	106%	113%		239%		84%		129%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Includes adjustments made in accordance with generally accepted accounting principles.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees. Had the advisor not waived its fees or reimbursed a portion of the Fund's expenses, the returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	Ratio of gross expenses to average net
assets excluding interest and brokerage expenses	1.24%	1.24%	1.19%	1.24%	1.33%

(6)	Ratio of net expenses to average
net assets excluding interest and brokerage expenses	1.19%	1.13%	1.05%	1.05%	1.04%

(7)	Ratio of net investment income/(loss) to average
net assets excluding interest and brokerage expenses	1.47%	1.88%	2.26%	1.61%	(0.82)%

See accompanying notes to consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Institutional Class
	Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	June 30	June 30		June 30		June 30	June 30
	2026	2025		2024		2023	2022

Net asset value, beginning of year	$9.88	$9.61		$8.86		$9.17	$10.01
Activity from investment operations:
Net investment income/(loss) (1)	0.14	0.17		0.20		0.12	(0.06)
Net realized and unrealized gain/(loss) on investments	0.83	0.50		0.62		(0.31)	0.03
Total from investment operations	0.97	0.67		0.82		(0.19)	(0.03)
Less distributions from:
Net investment income	(0.43)	(0.29)		(0.07)		—	(0.81)
Net realized gains	(0.27)	(0.11)		—		(0.12)	—
Total distributions	(0.70)	(0.40)		(0.07)		(0.12)	(0.81)
Net asset value, end of year	$10.15	$9.88	(2)	$9.61	(2)	$8.86 (2)	$9.17
Total return (3)	10.16%	7.19	% (2)	9.36	% (2)	(2.13)% (2)	(0.09)%
Net assets, at end of year (000s)	$151,365	$107,748		$74,261		$100,426	$73,478
Ratios including the income and expenses of FDFC
Ratio of gross expenses to average net assets (4)(5)	1.32%	1.32%		1.26%		1.40%	1.41%
Ratio of net expenses to average net assets (6)	1.27%	1.22%		1.13%		1.20%	1.13%
Ratio of net investment income/(loss) to average net assets (7)	1.39%	1.79%		2.16%		1.34%	(0.65)%
Portfolio Turnover Rate	106%	113%		239%		84%	129%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Includes adjustments made in accordance with generally accepted accounting principles.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees. Had the advisor not waived its fees or reimbursed a portion of the Fund's expenses, the returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	Ratio of gross expenses to average
net assets excluding interest and brokerage expenses	1.32%	1.32%	1.26%	1.33%	1.41%

(6)	Ratio of net expenses to average
net assets excluding interest and brokerage expenses	1.27%	1.22%	1.13%	1.14%	1.13%

(7)	Ratio of net investment income/(loss) to average
net assets excluding interest and brokerage expenses	1.39%	1.79%	2.16%	1.40%	(0.64)%

See accompanying notes to consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026

1.	ORGANIZATION

The Fulcrum Diversified Absolute Return Fund (the “Fund”) is a diversified series of Northern Lights Fund Trust IV (the “Trust”), a trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to March 13, 2023, the Fund was a series of Trust for Advised Portfolios (the “Predecessor Fund”). The Fund seeks to achieve long-term absolute returns. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

The Fund currently offers Super Institutional Class shares and Institutional Class shares at net asset value, both of which commenced operations on July 31, 2015. The Advisor Class is closed and holds no assets, but may accept new investments in the future. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges. The Institutional Class is subject to a shareholders servicing fee up to 0.10%. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

The Predecessor Fund was reorganized on March 10, 2023, from a series of Trust for Advised Portfolios, a Delaware statutory trust, to a series of Northern Lights Fund Trust IV, also a Delaware statutory trust. As a series of Northern Lights Fund Trust IV, the Fund is a continuation of the Predecessor Fund. The Fund and the Predecessor Fund have the same investment objective, principal investment strategies and portfolio managers.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies,” including Accounting Standards Update (“ASU”) 2013-08.

Segment Reporting – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the investment committee of the Fund’s advisor and Principal Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement – The Fund adopted the FASB ASU 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the

Fulcrum Diversified Absolute Return Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

Security Valuation – The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Securities, including common/preferred stocks and exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Investments in swap contracts are reported at fair value based on the underlying equity securities held within the swap or daily price reporting from the swap counterparty. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward foreign currency exchange contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. To the extent valuation adjustments are not applied to index options or future options, they are categorized as Level 1.

Over-the-counter derivatives are valued by an independent pricing service using a series of techniques, including simulation pricing models. The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates. When prices are determined by the pricing agent, positions are classified as Level 2 of the fair value hierarchy.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid investments, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”). The Board has designated the advisor as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants, such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation

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June 30, 2026

Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that

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June 30, 2026

valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2026 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$31,216,377	$—	$—	$31,216,377
Corporate Bonds	—	226,271	—	226,271
Governments-Treasuries	—	8,021,411	—	8,021,411
Currency Options Purchased	—	9,627,834	—	9,627,834
Index Options Purchased	1,823,321	—	—	1,823,321
OTC Dual Binary Options Purchased	—	2,914,839	—	2,914,839
Future Options Purchased	15,652,520	—	—	15,652,520
U.S. Treasury Bills	—	182,204,021	—	182,204,021
Total	$48,692,218	$202,994,376	$—	$251,686,594

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts	$1,673,723	$—	$—	$1,673,723
Credit Default Swap Contracts	—	60,042	—	60,042
Dispersion Swap Contracts	—	1,359,804	—	1,359,804
Interest Rate Swap Contracts	—	559,532	—	559,532
Total Return Swap Contracts	—	1,757,334	—	1,757,334
Forward Foreign Exchange Contracts	—	1,696,579	—	1,696,579
Total	$1,673,723	$5,433,291	$—	$7,107,014

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

Liabilities*

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Options Written	$7,260,746	$—	$—	$7,260,746
Currency Options Written	—	794,285	—	794,285
Index Options Written	334,446	—	—	334,446
Futures Contracts	6,278,121	—	—	6,278,121
Forward Foreign Exchange Contracts	—	993,257	—	993,257
Interest Rate Swaps	—	792,049	—	792,049
Total Return Swaps	—	1,324,692	—	1,324,692
Total	$13,873,313	$3,904,283	$—	$17,777,596

The Fund did not hold any level 3 securities during the year.

*	Refer to the Consolidated Schedule of Investments for security classifications.

Consolidation of Subsidiaries – The consolidated financial statements of the Fund include Fulcrum Diversified Absolute Return Cayman Fund (“FDFC”), a wholly owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of the Fund’s investments in FDFC is as follows:

% of the Fund’s
FDFC Net Assets at	Total Net Assets at
June 30, 2026	June 30, 2026
$40,081,672	12.6%

For tax purposes, FDFC is an exempted Cayman investment company. FDFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, FDFC is a CFC and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, FDFC’s net income and capital gains, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Commodities Risk – Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

Counterparty Risk – Many derivative contracts are privately negotiated in the over-the-counter market. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

Credit Default Index Swaps Risk – Credit default swaps (“CDS”) are typically two-party financial contracts that transfer credit exposure between the two parties. The use of CDS involves investment techniques and risks different from those associated with ordinary portfolio security transactions, such as potentially heightened counterparty, concentration and exposure risks.

Currency Risk – Changes in currency exchange rates may negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.

Currency Swaps Risk – Currency swaps are subject to market risk, counterparty risk, and the risk of imperfect correlation between profit or loss on the currency swap and the underlying currency exchange rate. In the event of the insolvency of the counterparty, the Fund may sustain losses or be unable to liquidate the swap position.

Derivatives Risk – A small investment in derivatives could have a potentially large impact on the Fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is a risk that changes in the value of a derivative held by the Fund will not correlate with the Fund’s other investments. Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost and potential losses may be substantial.

Emerging Market Risk – The Fund may invest in countries with newly organized or less developed securities markets. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market countries may have different regulatory, accounting, auditing, and financial reporting and record keeping standards and may have material limitations on Public Company Accounting Oversight Board inspection, investigation, and enforcement. Therefore, the availability and reliability of information material to an investment decision, particularly financial information, in emerging market companies may be limited in the scope and reliability as compared to information provided by U.S. companies. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Fund may have to accept a lower price. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to meet cash obligations or take advantage of other investment opportunities.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

Equity Index Swaps Risk – Equity swaps are subject to liquidity risk because the liquidity of equity swaps is based on the liquidity of the underlying instrument, and are subject to the risk that the counterparty to the equity swap may be unable to or unwilling to make payments or otherwise honor its financial obligations under the terms of the contract.

Options Risk – There are risks associated with the sale of call and put options. As the seller (writer) of a call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price. As a seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price.

Subsidiary Risk – By investing in FDFC, the Fund is indirectly exposed to the risks associated with FDFC’s investments. The commodity-related instruments held by FDFC are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodities Risk” above). There can be no assurance that the investment objective of FDFC will be achieved. FDFC is not registered under the 1940 Act, and, unless otherwise noted in the Fund’s prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns FDFC, and the Fund and FDFC are both managed by the advisor, making it unlikely that FDFC will take action contrary to the interests of the Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Fund, including its investment in FDFC, and the Fund’s role as sole shareholder of FDFC. To the extent applicable to the investment activities of FDFC, FDFC will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, regulatory events, tariffs and trade wars, international conflicts, and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on the U.S. financial market.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Foreign withholding taxes and foreign capital gains taxes, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid semi-annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Fund maintains deposits with a financial institution in an amount that is in excess of federally insured limits.

Restricted Cash and Deposits with Brokers – At June 30, 2026, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and/or counterparty broker and is reflected in the Consolidated Statement of Assets and Liabilities as cash collateral for derivative instruments. On June 30, 2026, the Fund pledged the following amounts as collateral for open currency contracts, options, futures and swap contracts:

Counterparty	Amounts Pledged(1)	Deposits with Brokers
Barclays	$1,900,000	$(18,541)
Citibank, N.A.	351,199	—
Goldman Sachs	3,190,000	992
JPMorgan Chase	3,074,768	7,722,098
Merrill Lynch	1,303,584	1,563,563
Morgan Stanley	12,600,891	39,694,699
Total	$22,420,442	$48,962,811

(1)	Excludes non-pledged cash or collateral held by the broker.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability should be recorded related to uncertain tax positions taken on returns filed for open tax years (2023 – 2025) or expected to be taken on the Fund’s 2026 return. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to equity securities, fixed income securities, interest rates, commodities, or currency exchange rates and related indexes. The Fund may also use these derivatives to modify or hedge the Fund’s exposure to a particular investment market related risk, as well as to manage the volatility of the Fund. Additionally, the Fund may use derivatives to manage cash. By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

difficult for the Fund to sell at favorable prices) and the potential for market movements, which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities.

Specific types of derivative instruments used by the Fund for the year ended June 30, 2026, include purchased options; written options; forward currency and futures contracts; and interest rate, credit default, dispersion and total return swaps. All open derivative positions are listed on the Consolidated Schedule of Investments.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the 4:00 pm market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Foreign Currency Contracts – As foreign securities are purchased and sold, the Fund may enter into forward foreign currency contracts in order to hedge against foreign currency exchange rate risks. The market value of the contracts fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The Fund’s investments in forward foreign currency contracts exposes the Fund to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position.

Forward foreign currency contracts outstanding as of June 30, 2026 are reflected in the Consolidated Schedule of Investments.

Futures – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. To manage equity price risk, the Fund may enter into futures contracts. Upon entering a futures contract with a broker, the Fund deposits a “cash deposit” with the broker as recorded in the accompanying Consolidated Statement of Assets and Liabilities. The Fund also invests in “London Metal Exchange (“LME”) futures contracts” which settle on their respective maturity dates, and do not have daily cash movements like other futures contracts. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the cumulative fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at year end are listed in the Fund’s Consolidated Schedule of Investments.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

Option Transactions – When the Fund writes a put or call option, an amount equal to the premium received is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. A call option on a security is a contract that gives the holder of the option, in return for a premium, the right, but not the obligation, to buy from the writer of the option the security underlying the option at a specified exercise or “strike” price by or before the contract’s expiration. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Securities held as collateral for options, if any, are reported on the Consolidated Schedule of Investments.

Swap Agreements – The Fund is subject to equity price risk, interest rate risk, credit risk, currency risk, volatility risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each day as reported by the swap counterparty. Realized gains and losses from the decrease in notional value of the swap are recognized on the trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. In order to maintain prudent risk exposure to the counterparty, the advisor will reduce exposure to the counterparty whenever that exposure exceeds 5% of the net assets of the Fund for a period of one week or such lesser time as the advisor may determine. If the advisor determines that the counterparty presents an imprudent risk, the swap may be terminated in its entirety.

Total Return Swaps – The Fund may also engage in total return swaps, in which payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as a fixed income security, a combination of securities, or an index). The value of the Fund’s swap positions would increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indices or measures. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund’s investments and its share price. The Fund’s ability to engage in certain swap transactions may be limited by tax considerations.

Interest Rate Swaps – The Fund may enter into interest rate swaps. The two parties to the swap exchange the right to receive floating interest payments versus fixed interest payments. The value of an interest rate swap will change based on the spread between the rates.

Credit Default Swaps – The Fund enters into credit default swap agreements, credit default index swap agreements and similar agreements as a protection “seller” or as a “buyer” of credit protection. The credit default swap agreement or similar instruments may have as reference obligations one or more securities that are not held by the Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” a periodic stream of payments over the term of the agreement, provided generally that no credit event on a reference obligation has occurred. In addition, at the inception of the agreement, the protection “buyer” may receive or be obligated to pay an additional up-front amount depending on the current market value of the contract. If a credit event occurs, an auction process is used to determine the “recovery value” of the contract. The seller then must pay the buyer the “par value” (full notional value) of the swap contract minus the “recovery value” as determined by the auction process. For credit default index swaps, the settlement payment for a constituent’s credit event is scaled down to the weighting in the index.

As a seller of protection, the Fund generally receives a fixed rate of income throughout the term of the swap provided that there is no credit event. In addition, at the inception of the agreement, the Fund may receive or be obligated to pay an additional up-front amount depending on the current market value of the contract. If a credit event occurs, the Fund will be generally obligated to pay the buyer the “par value” (full notional value) of the swap contract minus the “recovery value” as determined by the auction process. Credit default swaps could result in losses if the advisor does not correctly evaluate the creditworthiness of the underlying instrument on which the credit default swap is based. Additionally, if the Fund is a seller of a credit default swap and a credit event occurs, the Fund could suffer significant losses.

Fulcrum Diversified Absolute Return Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

Changes in the value of swaps are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of interest to be paid or received is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as premiums paid for swap contracts. The risk of loss on a swap contract may exceed the amount recorded as an asset or liability on the Consolidated Statement of Assets and Liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under a contract’s terms and the possible lack of liquidity with respect to the contracts.

Dispersion Swaps – The Fund may enter into dispersion swap agreements as part of its investment strategy. Dispersion swaps are over-the-counter derivative contracts that provide exposure to the difference between the realized or implied volatility of an equity index and the realized or implied volatility of the individual securities comprising that index. Generally, a dispersion position seeks to benefit from changes in the correlation among the underlying constituents of an index rather than from directional movements in the equity markets. The value of a dispersion swap is based on the relative performance and volatility characteristics of the reference index and its component securities. Payments under the contract are typically determined by comparing the realized or implied dispersion of the underlying securities to a contractually agreed-upon level.

Offsetting of Financial Assets and Derivative Assets

The following table presents the Fund’s asset and liability derivatives available for offset under a master netting arrangement along with collateral pledged for these contracts as of June 30, 2026.

				Gross Amounts Not Offset in the
				Consolidated Statement of Assets &
				Liabilities
		Gross Amounts
		Offset in the
	Gross Amounts of	Consolidated	Net Amount of Assets
	Recognized	Statement of	Present in the	Offsetting
	Assets and	Assets and	Consolidated Statement	Derivative	Cash Collateral
Description	(Liabilities)	Liabilities	of Assets and Liabilities	Position	Pledged(1)	Total
Purchased Options
Barclays	$300,422	$—	$300,422	$—	$—	$300,422
Citigroup	1,213,643	—	1,213,643	—	—	1,213,643
Goldman Sachs	1,049,342	—	1,049,342	—	—	1,049,342
JPMorgan Chase	9,630,602	—	9,630,602	(794,285)	—	8,836,317
Merrill Lynch	227,061	—	227,061	—	—	227,061
Morgan Stanley	17,597,444	—	17,597,444	(7,595,192)	—	10,002,252
Futures Contracts (2)	—
Morgan Stanley	1,673,723	—	1,673,723	—	—	1,673,723
Forward Foreign Exchange Contracts	—
JPMorgan Chase	1,696,579	—	1,696,579	(993,257)	—	703,322
Swap Contracts	—
Barclays	673,801	—	673,801	(303,360)	—	370,441
Citigroup	376,695	—	376,695	—	—	376,695
Goldman Sachs	96,244	—	96,244	(96,244)	—	—
JPMorgan Chase	1,491,715	—	1,491,715	(1,417,985)	—	73,730
Morgan Stanley	633,433	—	633,433	(153,756)	—	479,677
UBS	464,824	—	464,824	—	—	464,824
Total	$37,125,528	$—	$37,125,528	$(11,354,079)	$—	$25,771,449

Fulcrum Diversified Absolute Return Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

				Gross Amounts Not Offset in the
				Consolidated Statement of Assets &
				Liabilities
		Gross Amounts
		Offset in the
		Consolidated	Net Amount of Assets
	Gross Amounts of	Statement of	Present in the Consolidated	Offsetting
	Recognized Assets and	Assets and	Statement of Assets and	Derivative	Cash Collateral
Description	(Liabilities)	Liabilities	Liabilities	Position	Pledged(1)	Total
Written Options
JPMorgan Chase	$(794,285)	$—	$(794,285)	$794,285	$—	$—
Morgan Stanley	(7,595,192)	—	(7,595,192)	7,595,192	—	—
Futures Contracts (2)
JPMorgan Chase	(40,642)	—	(40,642)	—	40,642	—
Morgan Stanley	(6,237,479)	—	(6,237,479)	—	6,237,479	—
Forward Foreign Exchange Contracts
JPMorgan Chase	(993,257)	—	(993,257)	993,257	—	—
Swap Contracts
Barclays	(303,360)	—	(303,360)	303,360	—	—
Goldman Sachs	(241,640)	—	(241,640)	96,244	—	(145,396)
JPMorgan Chase	(1,417,985)	—	(1,417,985)	1,417,985	—	—
Morgan Stanley	(153,756)	—	(153,756)	153,756	—	—
Total	$(17,777,596)	$—	$(17,777,596)	$11,354,079	$6,278,121	$(145,396)

(1)	Over-collateralization of total financial instruments or cash is not shown.

(2)	Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as shown in the Consolidated Schedule of Investments.

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of June 30, 2026:

Location on the Consolidated Statement of Assets and Liabilities
Derivatives Investment Type	Asset/Liability Derivatives
Equity/Interest Rate/	Fair Value of Investments
Credit/Currency/Commodity	Options Written, at Fair Value
Net unrealized appreciation/(depreciation) from swap contracts
Net unrealized appreciation/(depreciation) of futures contracts
Net unrealized appreciation/(depreciation) of forward foreign exchange contracts

Fulcrum Diversified Absolute Return Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of June 30, 2026:

Asset Derivatives Investment Fair Value
						Total as of
	Equity	Interest Rate	Credit	Currency	Commodity	June 30, 2026
Swap Contracts	$3,117,138	$559,532	$60,042	$—	$—	$3,736,712
Futures Contracts	380,253	627,321	—	15,651	650,498	1,673,723
Forward Foreign Exchange Contracts	—	—	—	1,696,579	—	1,696,579
Options Purchased^	7,248,333	3,673,189	—	11,636,139	7,460,853	30,018,514
	$10,745,724	$4,860,042	$60,042	$13,348,369	$8,111,351	$37,125,528

Liability Derivatives Investment Fair Value
						Total as of
	Equity	Interest Rate	Credit	Currency	Commodity	June 30, 2026
Swap Contracts	$1,324,692	$792,049	$—	$—	$—	$2,116,741
Futures Contracts	383,989	463,415	—	307,289	5,123,428	6,278,121
Forward Foreign Exchange Contracts	—	—	—	993,257	—	993,257
Options Written	445,596	3,706,869	—	794,285	3,442,727	8,389,477
	$2,154,277	$4,962,333	$—	$2,094,831	$8,566,155	$17,777,596

^	Included with fair value of investments.

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the year ended June 30, 2026:

Derivative Investment Type	Location of Net Realized and Unrealized Gain/(Loss) on Derivatives
Equity/Interest Rate/ Credit/Currency/Commodity	Net realized gain/(loss) and change in net unrealized appreciation/(depreciation) of:
Investments, Swap Contracts, Futures Contracts, Forward Foreign Exchange Contracts and Options Written

Fulcrum Diversified Absolute Return Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

The following is a summary of the Fund’s realized and unrealized gain/(loss) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the year ended June 30, 2026:

Realized Gain/(Loss)
						Total as of
	Equity	Interest Rate	Credit	Currency	Commodity	June 30, 2026
Swap Contracts*	$6,558,431	$106,697	$404,170	$—	$—	$7,069,298
Futures Contracts	8,995,834	(5,127,981)	—	1,222,425	421,937	5,512,215
Forward Foreign Exchange Contracts	—	—	—	(328,340)	—	(328,340)
Options Purchased^	(7,428,980)	214,917	—	(1,528,522)	50,290,222	41,547,637
Options Written	570,572	(280,056)	—	(58,770)	(27,328,203)	(27,096,457)
	$8,695,857	$(5,086,423)	$404,170	$(693,207)	$23,383,956	$26,704,353

Change in Unrealized Appreciation/(Depreciation)
						Total as of
	Equity	Interest Rate	Credit	Currency	Commodity	June 30, 2026
Swap Contracts	$58,060	$(1,037,609)	$86,591	$—	$—	$(892,958)
Futures Contracts	(570,292)	(9,546)	—	267,498	(5,494,758)	(5,807,098)
Forward Foreign Exchange Contracts	—	—	—	567,872	—	567,872
Options Purchased^	(1,359,017)	431,168	—	2,585,735	(6,838,929)	(5,181,043)
Options Written	178,303	(498,629)	—	7,466	3,161,489	2,848,629
	$(1,692,946)	$(1,114,616)	$86,591	$3,428,571	$(9,172,198)	$(8,464,598)

*	Excludes income earned on swap contracts.

^	Included with realized gain on investment transactions and change in unrealized appreciation/(depreciation) of investments.

The notional value of the derivative instruments outstanding as of June 30, 2026 as disclosed in the Consolidated Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended June 30, 2026, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities amounted to $45,237,154 and $41,400,470, respectively.

Fulcrum Diversified Absolute Return Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Fulcrum Asset Management LLP serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, calculated and accrued daily and paid monthly, at an annual rate of 0.90% of the Fund’s average daily net assets. For the year ended June 30, 2026, the Advisor earned $2,499,639 in advisory fees. As of June 30, 2026, the Fund had a payable for advisory fees of $162,667.

Pursuant to a written contract (the “Waiver Agreement”) and effective as of October 29, 2025, the Advisor contractually agreed, at least until October 28, 2026, to waive a portion or all of its management fees and pay Fund expenses (excluding any shareholder servicing fees; front end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))) in order to limit the annual fund operating expenses to 1.20% of the average daily net assets of each of the Super Institutional Class and Institutional Class shares (the “Expense Limitation”) . Prior to October 29, 2025, the Advisor agreed to waive a portion or all of its management fees in order to limit the annual fund operating expenses to 1.17% of the average daily net assets of each of the Super Institutional Class and Institutional Class shares.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently less than the Expense Limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the Expense Limitation that was in place at the time of the original expense waiver. If Fund operating expenses attributable to Super Institutional Class shares or Institutional Class shares subsequently exceed the Expense Limitation, the reimbursements shall be suspended. For the year ended June 30, 2026, the Advisor waived $124,863 of fees which are subject to recapture by the Advisor.

As of June 30, 2026, the Advisor has waived fees that can be recouped up to three years from the date incurred before expiring as summarized below:

June 30, 2027	June 30, 2028	June 30, 2029
$284,861	$223,737	$124,863

As of June 30, 2026, $402,825 in waived fees have expired unrecouped.

The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the 1940 Act. For the year ended June 30, 2026, the Fund did not pay distribution related charges pursuant to the Plan.

Fulcrum Diversified Absolute Return Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services, as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

The Trust engages an insurance broker affiliated with UFS for the purposes of assisting the Trust in obtaining its insurance policies.

In addition, the Fund’s Custodian, U.S. Bank NA is affiliated with U.S. Bank Global Fund Services.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at June 30, 2026, were as follows:

Cost for Federal Tax purposes	$245,557,233

Unrealized Appreciation	$203,952,751
Unrealized Depreciation	(200,412,865)
Tax Net Unrealized Appreciation	$3,539,886

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL, INCLUDING DERIVATIVES

The tax character of distributions paid during the following fiscal years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	June 30, 2026	June 30, 2025
Ordinary Income	$12,079,634	$7,876,948
Long-Term Capital Gain	5,815,830	255,834
Return of Capital	—	—
	$17,895,464	$8,132,782

Fulcrum Diversified Absolute Return Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

As of June 30, 2026, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$19,453,662	$—	$(1,428,895)	$—	$—	$3,812,359	$21,837,126

The difference between book basis and tax basis undistributed net investment income, accumulated net realized losses and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales, and the mark-to-market on open section 1256 futures and option contracts, passive foreign investment companies, forward contracts and swaps. The unrealized appreciation (depreciation) in the table above includes unrealized net foreign currency gains of $272,473.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $1,428,895.

During the fiscal year ended June 30, 2026, the Fund utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the use of tax equalization credits and tax adjustments for the Fund’s wholly owned subsidiary, resulted in reclassifications for the Fund for the fiscal year ended June 30, 2026, as follows:

Paid
In	Distributable
Capital	Earnings
$546,901	$(546,901)

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statement of Assets and Liabilities have been evaluated through the date the consolidated financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the consolidated financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Fulcrum Diversified Absolute Return Fund and
Board of Trustees of Northern Lights Fund Trust IV

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Fulcrum Diversified Absolute Return Fund (the “Fund”), a series of Northern Lights Fund Trust IV, as of June 30, 2026, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the four years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the year ended June 30, 2022, were audited by other auditors whose report dated September 1, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2022.

COHEN & COMPANY, LTD.
Cleveland, Ohio
August 28, 2026

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

Fulcrum Diversified Absolute Return Fund
ADDITIONAL INFORMATION (Unaudited)
June 30, 2026

Changes in and Disagreements with Accountants

Not applicable.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

In connection with the meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”) held on October 23, 2025 (the “Meeting”), the Trustees, all of whom are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Fulcrum Advisory Agreement”) between Fulcrum Asset Management LLP (“Fulcrum”) and the Trust, with respect to Fulcrum Diversified Absolute Return Fund (the “FDAR”). In considering the renewal of the Fulcrum Advisory Agreement, the Board received materials specifically relating to the Fulcrum Advisory Agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the renewal of the Fulcrum Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Fulcrum Advisory Agreement on behalf of FDAR and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Fulcrum Advisory Agreement.

Nature, Extent and Quality of Services. The Board reviewed the key personnel servicing FDAR, noting certain recent changes. The Board reviewed the investment advisory services provided by Fulcrum to FDAR, which included investment research, portfolio management, risk management, compliance and client services. The Board observed Fulcrum’s investment process. The Board reviewed the members of and services provided by Fulcrum’s investment committee, which managed FDAR’s portfolio. The Board noted the factors that Fulcrum considers when selecting broker-dealers for portfolio transactions, which includes cost of execution, technological sophistication and creditworthiness. The Board noted that Fulcrum retains a third-party cybersecurity consultant to provide guidance on any cybersecurity enhancements. The Board further noted that Fulcrum did not report any compliance issues nor any material litigation or administration action since the last renewal of the advisory agreement. The Board concluded it could expect Fulcrum to continue to provide satisfactory services to FDAR and its shareholders.

Performance. The Board noted that FDAR had net returns of 8.53% for the 1-year period ended August 31, 2025, outperforming its peer group median, Morningstar Category median and benchmark, the ICE BofA 3-month U.S. Treasury Bill Index, which had net returns of 6.19%, 6.11% and 4.48%, respectively. The Board observed that FDAR underperformed its peer group and Morningstar category medians over the 3-year, 5-year and since inception periods ended August 31, 2025, but outperformed its benchmark index over the 5-year and since inception periods. The Board observed

Fulcrum Diversified Absolute Return Fund
ADDITIONAL INFORMATION (Unaudited)(Continued)
June 30, 2026

that FDAR ranked in the first quartile of its peer group and Morningstar category, with respect to its net returns, for the 1-year period ended August 31, 2025, ranking 3 out of 10 of its peer group and 3 out of 11 of its Morningstar category. The Board further observed that FDAR ranked in the first quartile of its peer group and Morningstar category, with respect to the standard deviation, for the 3-year, 5-year and since inception periods. The Board concluded that FDAR’s performance was acceptable.

Fees and Expenses. The Board observed that Fulcrum’s advisory fee of 0.90% was below its Morningstar category and peer group averages and medians. The Board further noted that FDAR’s net expense ratio of 1.22% was above its peer group and Morningstar category averages and medians but below the highs of each, which were 1.83% and 1.75%, respectively. The Board noted that Fulcrum would have an expense limitation agreement in place. The Board concluded that the fee for FDAR was not unreasonable.

Profitability. The Board reviewed the profitability analysis provided by Fulcrum of FDAR, noting that Fulcrum was earning a modest profit for FDAR. The Board determined that excessive profitability was not an issue for Fulcrum with respect to FDAR at this time.

Economies of Scale. The Board considered whether economies of scale had been reached with respect to the management of FDAR. The Board noted that there were no perceived economies of scale at this time, but Fulcrum indicated a willingness to revisit the topic at the appropriate time.

Conclusion. Having requested such information from Fulcrum as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and with the advice of independent counsel, the Board determined that renewal of the advisory agreement between Fulcrum and the Trust, on behalf of FDAR, was in the best interests of FDAR and its shareholders.

Proxy Voting Policy

Information regarding how the Fund voted proxies related to portfolio securities for the twelve-month period ended June 30, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies, is available without charge, upon request by (i) calling (855) 538-5278; (ii) visiting the Fund’s website at www.fulcrumassetfunds.com; or (iii) referring to the Securities and Exchange Commission’s website at http://www.sec.gov.

INVESTMENT ADVISOR
Fulcrum Asset Management LLP
Marble Arch House
66 Seymour Street
London W1H 5BT
United Kingdom

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang
Wendy Wang, Principal Executive Officer/President

Date	9/4/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang
Wendy Wang, Principal Executive Officer/President

Date	9/4/26

By (Signature and Title)

/s/ Sam Singh
Sam Singh, Principal Financial Officer/Treasurer

Date	9/4/26